UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255

                           PANORAMA SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: DECEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

GOVERNMENT SECURITIES PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                           BEGINNING          ENDING              EXPENSES
                           ACCOUNT            ACCOUNT             PAID DURING
                           VALUE              VALUE               6 MONTHS ENDED
                           (1/1/06)           (6/30/06)           JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                     $1,000.00          $  988.40           $4.35
--------------------------------------------------------------------------------
Hypothetical                1,000.00           1,020.43            4.42

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
0.88%


                       5 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.7%
----------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 5.503%, 11/25/35 1        $    40,000      $      40,046
----------------------------------------------------------------------------
Argent Securities, Inc., Home Equity
Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.803%, 5/25/34 1        130,000            130,771
Series 2006-W5, Cl. A2B,
5.423%, 5/26/36 1                                 50,000             50,030
----------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Asset-Backed Securities,
Series 2004-2, Cl. A3, 3.58%, 1/15/09             80,000             78,322
----------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2005-B, Cl. AF1, 4.05%, 3/26/35             3,079              3,069
Series 2006-A, Cl. AV2, 5.423%, 5/16/36 1         60,000             60,036
----------------------------------------------------------------------------
Countrywide Asset-Backed Certificates,
Inc., Home Equity Asset-Backed
Certificates:
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                 30,000             29,698
Series 2005-17, Cl. 1AF1,
5.523%, 5/25/36 1                                 43,154             43,211
Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 1                                 20,000             19,792
----------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A2, 3.17%, 9/8/07               5,956              5,957
Series 2005-B, Cl. A2, 3.75%, 12/8/07             22,070             22,051
----------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables:
Series 2005-FF10, Cl. A3,
5.533%, 11/25/35 1                               110,000            110,124
Series 2006-FF5, Cl. 2A1,
5.373%, 5/15/36 1                                 37,280             37,302
Series 2006-FF9, Cl. 2A2, 7/7/36 1,2              30,000             30,000
Series 2006-FF10, Cl. A3,
5.413%, 7/25/36 1                                 50,000             50,000
----------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08            58,312             57,732
Series 2005-B, Cl. A2, 3.78%, 9/15/07             12,713             12,706
----------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
5.527%, 1/20/35 1                                 43,384             43,450
----------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Asset-Backed Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1         60,895             60,573
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35          43,342             43,017

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
----------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Home
Equity Receivables, Series 2005-WMC6,
Cl. A2B, 5.583%, 7/25/35 1                   $    30,000      $      30,081
----------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2, 5.435%, 7/1/36 1          90,000             90,000
----------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1         20,000             19,753
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1         30,000             29,610
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1           30,000             29,603
----------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed Pass-
Through Certificates, Series
2006-RS4, Cl. A1, 5.163%, 7/25/36 1               30,000             30,000
----------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1,
5.383%, 4/25/36 1                                 43,990             44,019
----------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Asset-Backed Securities,
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33           4,853              4,831
----------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 5.45%, 7/7/36 1            50,000             50,000
                                                              --------------
Total Asset-Backed Securities
(Cost $1,260,329)                                                 1,255,784

----------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--77.7%
----------------------------------------------------------------------------
GOVERNMENT AGENCY--68.1%
----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--65.7%
Fannie Mae Whole Loan, CMO
Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                    104,772            106,691
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                    145,405            137,542
5%, 8/1/33                                       184,819            173,492
5%, 7/1/36 2                                      49,000             45,769
6%, 10/1/22                                      159,336            158,824
6.50%, 4/1/18-12/1/30                            272,689            275,763
7%, 8/1/16-10/1/31                               274,444            281,463
7.50%, 4/1/36                                    140,279            145,623
10.50%, 10/1/20                                    7,679              8,446
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                52,671             53,228
Series 2046, Cl. G, 6.50%, 4/15/28               161,355            163,602
Series 3138, Cl. PA, 5.50%, 2/15/27              275,783            274,119


                       6 | GOVERNMENT SECURITIES PORTFOLIO

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24           $   131,431      $     134,715
Series 2034, Cl. Z, 6.50%, 2/15/28                18,344             18,557
Series 2053, Cl. Z, 6.50%, 4/15/28                24,122             24,447
Series 2055, Cl. ZM, 6.50%, 5/15/28               31,244             31,547
Series 2080, Cl. Z, 6.50%, 8/15/28                20,997             21,148
Series 2122, Cl. F, 5.649%, 2/15/29 1            107,978            108,333
Series 2220, Cl. PD, 8%, 3/15/30                   7,996              8,462
Series 2326, Cl. ZP, 6.50%, 6/15/31               19,134             19,382
Series 2387, Cl. PD, 6%, 4/15/30                  17,198             17,204
Series 2500, Cl. FD, 5.699%, 3/15/32 1            13,550             13,672
Series 2526, Cl. FE, 5.599%, 6/15/29 1            18,981             19,085
Series 2530, Cl. FD, 5.699%, 2/15/32 1            38,429             38,540
Series 2551, Cl. EA, 4%, 12/15/12                 23,789             23,758
Series 2551, Cl. FD, 5.481%, 1/15/33 1            15,242             15,424
Series 2551, Cl. LF, 5.699%, 1/15/33 1           158,883            161,432
Series 2583, Cl. KA, 5.50%, 3/15/22               31,808             31,743
Series 2939, Cl. PE, 5%, 2/15/35                 247,000            221,272
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 16.047%, 2/1/28 3              9,313              2,211
Series 200, Cl. IO, 14.938%, 1/1/29 3             11,020              2,721
Series 205, Cl. IO, 11.97%, 9/1/29 3              59,345             14,888
Series 2003-118, Cl. S,
11.815%, 12/25/33 3                              155,095             14,994
Series 2074, Cl. S, 2.584%, 7/17/28 3             12,011                956
Series 2079, Cl. S, 2.267%, 7/17/28 3             19,267              1,665
Series 2526, Cl. SE, 4.305%, 6/15/29 3            31,263              1,694
Series 2819, Cl. S, (0.069)%, 6/15/34 3          265,625             16,016
Series 2920, Cl. S, (0.636)%, 1/15/35 3          175,290              5,837
Series 3000, Cl. SE, (0.768)%, 7/15/25 3         199,724              4,111
----------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-8/1/33                                322,254            307,531
5%, 7/1/36 2                                   1,354,000          1,265,990
5.50%, 3/1/33-1/1/34                             905,335            873,690
5.50%, 7/1/21-7/1/36 2                         1,300,000          1,253,523
6%, 12/1/28-11/1/32                              479,603            474,265
6%, 7/1/21-7/1/36 2                              626,000            624,771
6.50%, 2/1/09-11/1/31                            510,086            515,452
6.50%, 7/1/36 2                                  307,000            308,631
7%, 11/1/13-4/1/34                               489,077            501,620
7.50%, 2/1/27-8/1/33                             382,950            397,623
7.50%, 1/1/33 4                                  138,371            143,630
8.50%, 7/1/32                                      2,180              2,347
----------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 2001-50, Cl. NE, 6%, 8/25/30                 9,481              9,509
Trust 2001-51, Cl. OD, 6.50%, 10/25/31            80,014             80,734
Trust 2001-70, Cl. LR, 6%, 9/25/30                13,709             13,704
Trust 2001-72, Cl. NH, 6%, 4/25/30                 6,867              6,856
Trust 2001-74, Cl. PD, 6%, 5/25/30                 2,391              2,384

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Continued
Trust 2002-77, Cl. WF,
5.652%, 12/18/32 1                           $    22,799      $      23,009
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23            187,000            177,131
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23            137,000            129,691
Trust 2003-116, Cl. FA, 5.723%, 11/25/33 1        16,688             16,779
Trust 2004-101, Cl. BG, 5%, 1/25/20               67,000             63,768
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25           40,000             37,347
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 1         108,336             91,714
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 1          19,743             17,476
Trust 2006-57, Cl. PA, 5.50%, 8/25/27            187,365            185,984
----------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-28, Cl. SA, 2.50%, 4/25/32 3           15,540              1,123
Trust 2002-38, Cl. SO, (1.978)%, 4/25/32 3        36,540              1,604
Trust 2002-39, Cl. SD, (0.483)%, 3/18/32 3        24,161              1,697
Trust 2002-48, Cl. S, 2.912%, 7/25/32 3           26,477              2,063
Trust 2002-52, Cl. SL, 2.80%, 9/25/32 3           16,062              1,287
Trust 2002-53, Cl. SK, (0.087)%, 4/25/32 3        84,185              6,507
Trust 2002-56, Cl. SN, 3.983%, 7/25/32 3          36,100              2,868
Trust 2002-77, Cl. IS, 2.787%, 12/18/32 3         62,253              4,663
----------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-
Backed Security:
Trust 221, Cl. 2, 11.40%, 5/1/23 3                20,374              4,886
Trust 240, Cl. 2, 22.429%, 9/1/23 3               31,713              7,986
Trust 294, Cl. 2, 10.079%, 2/1/28 3              218,400             55,186
Trust 301, Cl. 2, 8.423%, 4/1/29 3                26,856              6,564
Trust 319, Cl. 2, 12.157%, 2/1/32 3               18,530              4,939
Trust 321, Cl. 2, 12.022%, 4/1/32 3               81,381             21,756
Trust 324, Cl. 2, 6.803%, 7/1/32 3               102,693             26,139
Trust 327, Cl. 2, 16.521%, 9/1/32 3              148,833             36,068
Trust 329, Cl. 2, 10.679%, 1/1/33 3               76,250             20,289
Trust 334, Cl. 12, 5.449%, 2/1/33 3              142,123             36,151
Trust 344, Cl. 2, 9.469%, 12/1/33 3              141,737             37,600
Trust 2001-61, Cl. SH,
11.695%, 11/18/31 3                               95,769              8,332
Trust 2001-63, Cl. SD, 4.372%, 12/18/31 3         27,447              2,348
Trust 2001-68, Cl. SC, 4.463%, 11/25/31 3         19,426              1,643
Trust 2001-81, Cl. S, 5.531%, 1/25/32 3           21,054              1,528
Trust 2002-9, Cl. MS, 2.742%, 3/25/32 3           29,983              2,379
Trust 2002-77, Cl. SH, 5.839%, 12/18/32 3         25,095              2,153
Trust 2003-4, Cl. S, 12.602%, 2/25/33 3           52,521              5,095
Trust 2005-40, Cl. SA, (0.408)%, 5/25/35 3        99,710              3,284
Trust 2005-40, Cl. SB, 3.899%, 5/25/35 3         125,195              4,190
Trust 2005-71, Cl. SA, 5.83%, 8/25/25 3          126,678              4,848
Trust 2006-33, CL. SP, 16.252%, 5/25/36 3        498,055             33,463
----------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 327, Cl. 1, 5.04%, 9/1/32 5      150,505            111,982
                                                              --------------
                                                                 10,784,156


                       7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
GNMA/GUARANTEED--2.4%
Government National
Mortgage Assn., 7%, 10/15/23-3/15/26         $   145,018      $     149,668
----------------------------------------------------------------------------
Government National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29              137,035            144,307
Series 2000-7, Cl. Z, 8%, 1/16/30                 87,094             92,077
----------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, 1.348%, 7/16/28 3         38,401              3,070
Series 2001-21, Cl. SB, (4.709)%, 1/16/27 3      194,357              9,481
                                                              --------------
                                                                    398,603

----------------------------------------------------------------------------
NON-AGENCY--9.6%
----------------------------------------------------------------------------
COMMERCIAL--7.6%
Banc of America Commercial Mortgage,
Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2,
4.501%, 7/10/43                                   80,000             76,644
----------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                           66,190             65,272
----------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32            49,342             49,126
Series 2005-E, Cl. 2A2, 4.977%, 6/25/35 1         10,395             10,372
----------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, CMO, Series 2006-AB2,
Cl. A7, 5.961%, 5/1/36                           123,383            122,974
----------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08           40,000             40,000
----------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39           50,000             48,411
Series 2005-C3, Cl. A2, 4.853%, 7/10/45           50,000             48,589
----------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29           22,422             22,615
----------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                   50,000             47,930
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                   50,000             48,874
----------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage
Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                   20,000             19,192
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                   70,000             67,526

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
COMMERCIAL Continued
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5,
Cl. A2, 4.885%, 9/15/30                      $    50,000      $      48,608
----------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34              77,114             76,418
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1           56,330             55,795
----------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                           96,000            101,376
----------------------------------------------------------------------------
Residential Accredit Loans, Inc., CMO
Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. A2, 6%, 4/25/08             135,210            134,746
----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust, Commercial Mtg. Obligations,
Series 2005-C17, Cl. A2, 4.782%, 3/15/42          90,000             87,264
----------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5,
Cl. A1, 4.675%, 5/25/35 1                         43,479             43,384
----------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities
Trust, CMO, Series 2004-DD,
Cl. 2A1, 4.513%, 1/25/35 1                        21,098             21,006
                                                              --------------
                                                                  1,236,122

----------------------------------------------------------------------------
OTHER--1.0%
JP Morgan Mortgage Trust, CMO
Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.746%, 2/25/32 1              117,795            117,420
----------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8, Cl. 2AB1,
5.573%, 7/25/45 1                                 57,405             57,488
                                                              --------------
                                                                    174,908

----------------------------------------------------------------------------
RESIDENTIAL--1.0%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1,
Cl. 3A1, 6.50%, 8/25/32                          126,496            126,220
----------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg.
Pass-Through Certificates,
Series 2005-10, Cl. 2-A3B,
5.55%, 1/25/36                                    44,278             43,694
                                                              --------------
                                                                    169,914
                                                              --------------
Total Mortgage-Backed Obligations
(Cost $12,986,875)                                               12,763,703


                       8 | GOVERNMENT SECURITIES PORTFOLIO

                                               PRINCIPAL              VALUE
                                                  AMOUNT         SEE NOTE 1
----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--30.1%
----------------------------------------------------------------------------
Fannie Mae Unsec. Nts.,
3.69%, 10/5/07 6,7                           $    90,000      $      84,090
----------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds, 3.125%, 11/15/06                          910,000            902,462
----------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts.:
3.625%, 9/15/06 7                                280,000            278,981
6%, 6/15/11                                      870,000            889,557
----------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
6%, 5/15/08-5/15/11 7                            935,000            946,519
7.25%, 1/15/10 7,8                               970,000          1,025,854
----------------------------------------------------------------------------
Resolution Funding Corp. Bonds,
STRIPS, 5.22%, 1/15/21 6,7                       825,000            374,969
----------------------------------------------------------------------------
Tennessee Valley Authority Bonds,
Series A, 6.79%, 5/23/12 7                       399,000            424,428
----------------------------------------------------------------------------
U.S. Treasury Bonds, 4.50%, 2/15/36 7             15,000             13,454
                                                              --------------
Total U.S. Government Obligations
(Cost $5,096,088)                                                 4,940,314

----------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.5%
----------------------------------------------------------------------------
Undivided interest of 0.04% in joint
repurchase agreement (Principal
Amount/Value $2,439,041,000, with a
maturity value of $2,440,006,454) with
UBS Warburg LLC, 4.75%, dated 6/30/06, to
be repurchased at $901,357 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%, 10/1/35-3/1/36,
with a value of $2,494,907,407
(Cost $901,000)                                  901,000            901,000

----------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned) (Cost $20,244,292)                            19,860,801

----------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--8.5%
----------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.5%
Undivided interest of 0.14% in joint
repurchase agreement (Principal
Amount/Value $1,000,000,000, with a
maturity value of $1,000,444,375) with
Bank of America NA, 5.3325%, dated
6/30/06, to be repurchased at $1,404,163
on 7/3/06, collateralized by U.S. Agency
Mortgages, 5%, 6/1/35, with a value of
$1,020,000,000 9 (Cost $1,403,539)             1,403,539          1,403,539

----------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $21,647,831)                                 129.5%        21,264,340
----------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS              (29.5)        (4,839,908)
                                             -------------------------------
NET ASSETS                                         100.0%     $  16,424,432
                                             ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $426,283 or 2.60% of the Portfolio's net assets as of June 30, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $143,630, which represents 0.87% of the Portfolio's net assets. See
Note 7 of accompanying Notes.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $111,982 or 0.68% of the Portfolio's net assets as of June 30, 2006.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Partial or fully-loaned security. See Note 8 of accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $37,015. See Note 5 of accompanying Notes.

9. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       9 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $21,647,831)--see accompanying statement of investments      $ 21,264,340
------------------------------------------------------------------------------------------------------
Cash                                                                                        1,590,127
------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                         694
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                                 407,108
Interest and principal paydowns                                                               103,395
Futures margins                                                                                 9,660
Other                                                                                           6,910
                                                                                         -------------
Total assets                                                                               23,382,234

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                  2,988,401
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                          3,943,632
Shareholder communications                                                                      7,349
Shares of capital stock redeemed                                                                5,773
Directors' compensation                                                                         4,332
Transfer and shareholder servicing agent fees                                                     862
Other                                                                                           7,453
                                                                                         -------------
Total liabilities                                                                           6,957,802

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $ 16,424,432
                                                                                         =============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                     $     16,195
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 16,730,893
------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             326,543
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                 (276,015)
------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                   (373,184)
                                                                                         -------------
NET ASSETS--applicable to 16,194,861 shares of capital stock outstanding                 $ 16,424,432
                                                                                         =============

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $       1.01

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      10 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest                                                                                 $    405,524
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                            904
                                                                                         -------------
Total investment income                                                                       406,428

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                                43,808
------------------------------------------------------------------------------------------------------
Accounting service fees                                                                         7,500
------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                     7,464
------------------------------------------------------------------------------------------------------
Shareholder communications                                                                      6,186
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                   5,002
------------------------------------------------------------------------------------------------------
Directors' compensation                                                                         1,774
------------------------------------------------------------------------------------------------------
Administration service fees                                                                       750
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       413
------------------------------------------------------------------------------------------------------
Other                                                                                             275
                                                                                         -------------
Total expenses                                                                                 73,172

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         333,256

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                  (130,831)
Closing and expiration of futures contracts                                                   (88,974)
Swap contracts                                                                                  1,839
                                                                                         -------------
Net realized loss                                                                            (217,966)
------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                  (255,461)
Futures contracts                                                                              (9,287)
Swap contracts                                                                                   (182)
                                                                                         -------------
Net change in unrealized depreciation                                                        (264,930)

------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   (149,640)
                                                                                         =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      11 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        SIX MONTHS           YEAR
                                                                                                             ENDED          ENDED
                                                                                                     JUNE 30, 2006   DECEMBER 31,
                                                                                                       (UNAUDITED)           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                $     333,256   $    563,223
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                  (217,966)        27,200
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                                     (264,930)      (226,388)
                                                                                                     -----------------------------
Net increase (decrease) in net assets resulting from operations                                           (149,640)       364,035

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                                      (610,210)      (580,801)
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                            --       (623,960)

----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                                       (53,542)       (24,626)

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total decrease                                                                                            (813,392)      (865,352)
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                     17,237,824     18,103,176
                                                                                                     -----------------------------
End of period (including accumulated net investment income of $326,543 and $603,497, respectively)   $  16,424,432   $ 17,237,824
                                                                                                     =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      12 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                  JUNE 30, 2006                                                      DECEMBER 31,
                                                    (UNAUDITED)         2005         2004         2003         2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $   1.06     $   1.12     $   1.14     $   1.16     $   1.11     $    1.10
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .02 1        .03 1        .03 1        .04          .05           .04
Net realized and unrealized gain (loss)                    (.03)        (.01)         .01         (.01)         .06           .04
                                                       -----------------------------------------------------------------------------
Total from investment operations                           (.01)         .02          .04          .03          .11           .08
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.04)        (.04)        (.04)        (.05)        (.06)         (.07)
Distributions from net realized gain                         --         (.04)        (.02)          --           --            --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.04)        (.08)        (.06)        (.05)        (.06)         (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.01     $   1.06     $   1.12     $   1.14     $   1.16     $    1.11
                                                       =============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (1.16)%       1.48%        4.17%        2.58%       10.06%         7.23%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 16,424     $ 17,238     $ 18,103     $ 19,537     $ 21,946     $  18,984
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 16,823     $ 17,696     $ 18,464     $ 20,743     $ 20,347     $  18,805
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                      3.99%        3.18%        2.83%        3.43%        4.42%         3.49%
Total expenses                                             0.88%        0.88% 4      0.85% 4      0.84% 4      0.77% 4       0.79% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      36% 5        84% 5        99% 5        43%          25%           19%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and of To Be Announced (TBA) mortgage-related securities as follows:

                                 PURCHASE TRANSACTIONS      SALE TRANSACTIONS
-----------------------------------------------------------------------------
Six Months Ended June 30, 2006            $ 26,520,397           $ 29,324,063
Year Ended December 31, 2005                93,525,147             93,213,905
Year Ended December 31, 2004               121,615,587            127,136,434

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.


--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Portfolio had purchased $3,943,632 of securities issued on a when-issued basis or forward commitment and sold $407,108 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records


                      14 | GOVERNMENT SECURITIES PORTFOLIO
the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2006, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $257,115 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Portfolio will not utilize any capital loss carry-forward. During the year ended December 31, 2005, the Portfolio did not utilize any capital loss carryforward to offset capital gains realized in that fiscal period.

As of December 31, 2005, the Portfolio had available for federal income tax purposes post-October losses of $24,002 and unused capital loss carryforward as follows:

                       EXPIRING
                       --------------------
                       2013        $ 15,147

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                      15 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                               SIX MONTHS ENDED JUNE 30, 2006    YEAR ENDED DECEMBER 31, 2005
                                                       SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------
Sold                                                   31,614     $    33,268          54,789    $     59,750
Dividends and/or distributions reinvested             598,245         610,210       1,158,423       1,204,761
Redeemed                                             (674,904)       (697,020)     (1,207,166)     (1,289,137)
                                                   -----------------------------------------------------------
Net increase (decrease)                               (45,045)    $   (53,542)          6,046    $    (24,626)
                                                   ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                                         PURCHASES         SALES
   -----------------------------------------------------------------------------
   Investment securities                               $ 5,258,183   $ 4,973,778
   U.S. government and government agency obligations        13,540     1,538,655
   To Be Announced (TBA) mortgage-related securities    26,520,397    29,324,063


                      16 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an average annual rate as shown in the following table:

                 FEE SCHEDULE
                 --------------------------------------------
                 Up to $300 million of net assets      0.525%
                 Next $100 million of net assets       0.500
                 Over $400 million of net assets       0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2006, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      17 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

As of June 30, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                            UNREALIZED
                             EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS     JUNE 30, 2006   (DEPRECIATION)
---------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                 9/20/06          17       $ 1,813,156         $ (1,820)
U.S. Treasury Nts., 10 yr.      9/20/06           7           734,016           (1,965)
                                                                              ---------
                                                                                (3,785)
                                                                              ---------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       9/29/06           6         1,216,688             (769)
U.S. Treasury Nts., 5 yr.       9/29/06          19         1,964,719           14,167
                                                                              ---------
                                                                                13,398
                                                                              ---------
                                                                              $  9,613
                                                                              =========

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Portfolio at termination or settlement, is combined and separately disclosed as an asset (liability). The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Portfolio had entered into the following total return swap agreements:

SWAP                                                                                           NOTIONAL   TERMINATION    UNREALIZED
COUNTERPARTY             SWAP DESCRIPTION                                                       AMOUNT         DATES   APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. The Counterparty pays the Portfolio a Floating Payment which is the sum of the Notional Amount, the Lehman Brothers CMBS Index Spread and the Financial
                         Spread on the initial Notional Amount for the Swap Interest
                         Accrual Period. In addition, the Counterparty, pays the Portfolio the Total Return Amount if it is a positive value for a given
                         Index Period. If it is a negative, the Portfolio pays the
                         Counterparty the absolute value of the Total Return Amount for a
Deutsche Bank AG         given Index Period, on each Payment Date.                           $160,000        12/1/06          $ 327
------------------------------------------------------------------------------------------------------------------------------------
                         Received or paid monthly. If the Carry Amount, plus the
                         Spread Return Amount (Spread Change times Duration times
                         Notional Amount), is positive, the Counterparty pays the
                         Portfolio. The payment is based on the Carry Amount which is the
                         Spread on the Lehman Brothers CMBS AAA 8.5+ Index as of the close of one Business Day prior to the Period End Day plus 15 basis points times the Notional Amount times the Day Count Basis.
Lehman Brothers          If it is negative, the Portfolio pays the Counterparty the
Special Financing, Inc.  absolute value of the Spread Return Amount.                          180,000        12/1/06            367
                                                                                                                              ------
                                                                                                                              $ 694
                                                                                                                              ======

Abbreviation is as follows:
CMBS   Commercial Mortgage Backed Securities


                      18 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Portfolio is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Portfolio on the next business day. Cash collateral may be invested in approved investments and the Portfolio bears the risk of any loss in value of these investments. The Portfolio retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Portfolio had on loan securities valued at $2,936,646, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $2,988,401 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      19 | GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      20 | GOVERNMENT SECURITIES PORTFOLIO



GROWTH PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.


                                    BEGINNING      ENDING         EXPENSES
                                    ACCOUNT        ACCOUNT        PAID DURING
                                    VALUE          VALUE          6 MONTHS ENDED
                                    (1/1/06)       (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                              $ 1,000.00     $ 1,028.50     $ 3.43
--------------------------------------------------------------------------------
Hypothetical                          1,000.00       1,021.42       3.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
   0.68%



                              5 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.0%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Autoliv, Inc.                                              600   $       33,942
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                   7,400          608,428
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                            700           18,200
                                                                 ---------------
                                                                        660,570

--------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Thor Industries, Inc. 2                                    400           19,380
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
CBRL Group, Inc. 2                                         600           20,352
--------------------------------------------------------------------------------
Choice Hotels International, Inc. 2                        600           36,360
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                  1,000           16,610
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                                 1,000           39,400
--------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                     800           19,792
--------------------------------------------------------------------------------
International Game Technology                           10,600          402,164
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1,2                                  400           15,680
--------------------------------------------------------------------------------
McDonald's Corp.                                         9,700          325,920
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1,2                                     7,700          314,160
--------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.                                          3,100          187,054
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                     400           14,840
--------------------------------------------------------------------------------
Wendy's International, Inc.                                700           40,803
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                        7,800          392,106
                                                                 ---------------
                                                                      1,825,241

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
American Greetings Corp., Cl. A 2                        1,200           25,212
--------------------------------------------------------------------------------
Black & Decker Corp.                                       600           50,676
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                              400           14,620
--------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                     700           14,588
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                    1,400           34,972
                                                                 ---------------
                                                                        140,068

--------------------------------------------------------------------------------
MEDIA--2.7%
Clear Channel Communications, Inc. 2                    23,600          730,420
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                   4,700          153,878
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                              9,400          155,100
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        5,700          318,801
--------------------------------------------------------------------------------
Live Nation 1,2                                            800           16,288
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                            11,000          552,530
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 14,300          274,274
--------------------------------------------------------------------------------
Omnicom Group, Inc. 2                                    3,000          267,270
--------------------------------------------------------------------------------
Time Warner, Inc.                                        9,300          160,890
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                    1,052           37,704
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   44,900        1,347,000
                                                                 ---------------
                                                                      4,014,155

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Big Lots, Inc. 1,2                                         600   $       10,248
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                 1,800           57,330
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                             2,600           68,900
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                               2,200           53,746
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                     10,000          675,100
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         15,800          576,700
                                                                 ---------------
                                                                      1,442,024

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
AnnTaylor Stores Corp. 1,2                                 800           34,704
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                       1,823           39,085
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                   1,700           62,050
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                       5,600          307,104
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                               1,700           19,108
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group 2                                     2,700           73,494
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                 600           15,210
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                                1,100           46,200
--------------------------------------------------------------------------------
Gap, Inc. (The)                                         25,200          438,480
--------------------------------------------------------------------------------
Group 1 Automotive, Inc. 2                                 300           16,902
--------------------------------------------------------------------------------
Guess?, Inc. 1,2                                           400           16,700
--------------------------------------------------------------------------------
Gymboree Corp. 1,2                                         500           17,380
--------------------------------------------------------------------------------
Home Depot, Inc.                                        16,600          594,114
--------------------------------------------------------------------------------
Limited Brands, Inc.                                    12,600          322,434
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       12,300          746,241
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                              1,350           40,905
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                    1,600           65,984
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                    15,700          596,600
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1,2                                     300           17,262
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                 400           10,868
--------------------------------------------------------------------------------
RadioShack Corp. 2                                         500            7,000
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                  1,000           24,860
--------------------------------------------------------------------------------
Staples, Inc.                                            8,450          205,504
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     2,600           59,436
--------------------------------------------------------------------------------
Too, Inc. 1                                                800           30,712
                                                                 ---------------
                                                                      3,808,337

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc. 2                                     400           13,632
--------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                                400           18,104
--------------------------------------------------------------------------------
Kellwood Co. 2                                             300            8,781
--------------------------------------------------------------------------------
Liz Claiborne, Inc. 2                                      800           29,648
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                                200            7,632
--------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1,2                           600           14,466
                                                                 ---------------
                                                                         92,263


                              6 | GROWTH PORTFOLIO

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.1%
--------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                     25,000   $    1,075,500
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                         4,000          128,600
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           21,720        1,304,069
                                                                 ---------------
                                                                      2,508,169

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Costco Wholesale Corp.                                  10,800          617,004
--------------------------------------------------------------------------------
Kroger Co. (The)                                        23,700          518,082
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                    300           13,686
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                             500           15,190
--------------------------------------------------------------------------------
Safeway, Inc.                                           18,000          468,000
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   14,300          688,831
                                                                 ---------------
                                                                      2,320,793

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Campbell Soup Co.                                        9,100          337,701
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                     20,800          459,888
--------------------------------------------------------------------------------
Dean Foods Co. 1                                         1,000           37,190
--------------------------------------------------------------------------------
Del Monte Foods Co.                                      2,200           24,706
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                         2,600          107,172
                                                                 ---------------
                                                                        966,657

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                   13,800          826,620
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              26,465        1,471,454
                                                                 ---------------
                                                                      2,298,074

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 1                                               600           14,346
--------------------------------------------------------------------------------
TOBACCO--1.7%
Altria Group, Inc.                                      27,000        1,982,610
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                               1,000           51,370
--------------------------------------------------------------------------------
Reynolds American, Inc. 2                                5,100          588,030
                                                                 ---------------
                                                                      2,622,010

--------------------------------------------------------------------------------
ENERGY--14.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Grey Wolf, Inc. 1,2                                      1,200            9,240
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                         600           33,048
--------------------------------------------------------------------------------
Schlumberger Ltd.                                       16,900        1,100,359
--------------------------------------------------------------------------------
Unit Corp. 1                                               400           22,756
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                      400           20,632
                                                                 ---------------
                                                                      1,186,035

--------------------------------------------------------------------------------
OIL & GAS--13.2%
Anadarko Petroleum Corp.                                17,000          810,730
--------------------------------------------------------------------------------
Apache Corp.                                             9,800          668,850

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Canadian Natural Resources Ltd.                          3,800   $      210,101
--------------------------------------------------------------------------------
Chevron Corp.                                           39,901        2,476,256
--------------------------------------------------------------------------------
Cimarex Energy Co. 2                                     1,200           51,600
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                               900           26,874
--------------------------------------------------------------------------------
ConocoPhillips                                          32,328        2,118,454
--------------------------------------------------------------------------------
Devon Energy Corp.                                      15,100          912,191
--------------------------------------------------------------------------------
EOG Resources, Inc.                                     10,300          714,202
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       92,776        5,691,808
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc. 2                           800           37,544
--------------------------------------------------------------------------------
Frontier Oil Corp. 2                                     1,800           58,320
--------------------------------------------------------------------------------
Hess Corp.                                              12,900          681,765
--------------------------------------------------------------------------------
Holly Corp.                                                600           28,920
--------------------------------------------------------------------------------
KCS Energy, Inc. 1                                         500           14,850
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        13,236          917,917
--------------------------------------------------------------------------------
Marathon Oil Corp.                                      11,700          974,610
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              11,620        1,191,631
--------------------------------------------------------------------------------
OMI Corp. 2                                                800           17,320
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                        9,700          312,819
--------------------------------------------------------------------------------
Pogo Producing Co. 2                                     1,000           46,100
--------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                700           30,779
--------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                          600           24,150
--------------------------------------------------------------------------------
Sunoco, Inc. 2                                           7,900          547,391
--------------------------------------------------------------------------------
Swift Energy Co. 1                                         700           30,051
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                    5,100           88,998
--------------------------------------------------------------------------------
Tesoro Corp. 2                                           1,400          104,104
--------------------------------------------------------------------------------
Valero Energy Corp.                                     16,500        1,097,580
--------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                       900           35,001
                                                                 ---------------
                                                                     19,920,916

--------------------------------------------------------------------------------
FINANCIALS--23.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--5.2%
American Capital Strategies Ltd. 2                       1,700           56,916
--------------------------------------------------------------------------------
Ameriprise Financial, Inc.                               5,720          255,512
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                        16,900          544,180
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                            5,300          742,424
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          9,500        1,429,085
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                                3,000           53,700
--------------------------------------------------------------------------------
Jefferies Group, Inc. 2                                  1,600           47,408
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                      500            7,615
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          14,800          964,220
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  16,300          561,209
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                               19,800        1,377,288
--------------------------------------------------------------------------------
Morgan Stanley                                          25,000        1,580,250
--------------------------------------------------------------------------------
Northern Trust Corp.                                       200           11,060
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                                 200           12,242
--------------------------------------------------------------------------------
Raymond James Financial, Inc. 2                            900           27,243


                              7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Schwab (Charles) Corp.                                  10,100   $      161,398
--------------------------------------------------------------------------------
State Street Corp.                                       1,200           69,708
                                                                 ---------------
                                                                      7,901,458

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.6%
BB&T Corp.                                               9,100          378,469
--------------------------------------------------------------------------------
Comerica, Inc.                                           1,900           98,781
--------------------------------------------------------------------------------
Huntington Bancshares, Inc.                              2,100           49,518
--------------------------------------------------------------------------------
KeyCorp                                                  7,200          256,896
--------------------------------------------------------------------------------
M&T Bank Corp.                                           3,200          377,344
--------------------------------------------------------------------------------
National City Corp.                                     17,100          618,849
--------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                            900           27,153
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                       3,100          217,527
--------------------------------------------------------------------------------
Regions Financial Corp.                                    263            8,711
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     5,600          427,056
--------------------------------------------------------------------------------
TCF Financial Corp.                                      1,200           31,740
--------------------------------------------------------------------------------
U.S. Bancorp                                            46,825        1,445,956
--------------------------------------------------------------------------------
UnionBanCal Corp.                                          500           32,295
--------------------------------------------------------------------------------
Wachovia Corp.                                          30,600        1,654,848
--------------------------------------------------------------------------------
Wells Fargo & Co.                                       19,400        1,301,352
                                                                 ---------------
                                                                      6,926,495

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Co.                                     6,300          335,286
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                    3,900          108,888
--------------------------------------------------------------------------------
Capital One Financial Corp.                              2,435          208,071
                                                                 ---------------
                                                                        652,245

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Bank of America Corp.                                   67,512        3,247,327
--------------------------------------------------------------------------------
CIT Group, Inc.                                          9,100          475,839
--------------------------------------------------------------------------------
Citigroup, Inc.                                         61,777        2,980,122
--------------------------------------------------------------------------------
International Securities
Exchange, Inc., Cl. A 2                                    400           15,228
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                    54,604        2,293,368
--------------------------------------------------------------------------------
Moody's Corp.                                              900           49,014
                                                                 ---------------
                                                                      9,060,898

--------------------------------------------------------------------------------
INSURANCE--6.5%
ACE Ltd.                                                 9,100          460,369
--------------------------------------------------------------------------------
AFLAC, Inc.                                              5,400          250,290
--------------------------------------------------------------------------------
Allstate Corp.                                          20,000        1,094,600
--------------------------------------------------------------------------------
American International Group, Inc.                      27,537        1,626,060
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                       1,000           58,550
--------------------------------------------------------------------------------
Aon Corp.                                               10,000          348,200
--------------------------------------------------------------------------------
Assurant, Inc.                                           1,300           62,920
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                     1,000           34,130

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Chubb Corp.                                             11,400   $      568,860
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2               548           10,779
--------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                         16,800          585,312
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                            1,000           47,460
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                        8,800          744,480
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                        500           32,300
--------------------------------------------------------------------------------
Lincoln National Corp.                                   8,900          502,316
--------------------------------------------------------------------------------
Loews Corp.                                              1,900           67,355
--------------------------------------------------------------------------------
MBIA, Inc. 2                                             1,500           87,825
--------------------------------------------------------------------------------
MetLife, Inc.                                            8,500          435,285
--------------------------------------------------------------------------------
Old Republic International Corp. 2                       1,500           32,055
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The) 2                 13,500          751,275
--------------------------------------------------------------------------------
Progressive Corp.                                        3,400           87,414
--------------------------------------------------------------------------------
Prudential Financial, Inc.                              11,500          893,550
--------------------------------------------------------------------------------
Safeco Corp.                                               600           33,810
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                     20,000          891,600
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                             900           45,819
                                                                 ---------------
                                                                      9,752,614

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
CB Richard Ellis Group, Inc., Cl. A 1,2                  2,100           52,290
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 2                                 600           52,530
                                                                 ---------------
                                                                        104,820

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Astoria Financial Corp. 2                                2,450           74,603
--------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A 2                        300            9,156
--------------------------------------------------------------------------------
Golden West Financial Corp.                              2,200          163,240
--------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                3,500           46,655
--------------------------------------------------------------------------------
MGIC Investment Corp. 2                                    900           58,500
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                  1,200           53,496
--------------------------------------------------------------------------------
Radian Group, Inc.                                       1,400           86,492
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 19,460          886,987
--------------------------------------------------------------------------------
Webster Financial Corp. 2                                  500           23,720
                                                                 ---------------
                                                                      1,402,849

--------------------------------------------------------------------------------
HEALTH CARE--11.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.2%
Amgen, Inc. 1                                           22,100        1,441,583
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                         3,800          122,930
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                  4,100          242,556
                                                                 ---------------
                                                                      1,807,069

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Becton, Dickinson & Co.                                  9,300          568,509


                              8 | GROWTH PORTFOLIO

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Biomet, Inc.                                             1,400   $       43,806
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                               14,371          242,008
--------------------------------------------------------------------------------
Medtronic, Inc.                                          3,200          150,144
--------------------------------------------------------------------------------
Thermo Electron Corp. 1,2                                1,700           61,608
                                                                 ---------------
                                                                      1,066,075

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Aetna, Inc.                                              1,800           71,874
--------------------------------------------------------------------------------
AmerisourceBergen Corp. 2                                4,500          188,640
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                   13,600          874,888
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                       15,300          763,011
--------------------------------------------------------------------------------
CIGNA Corp.                                              2,100          206,871
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                  1,800          129,132
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                               200            9,474
--------------------------------------------------------------------------------
HCA, Inc. 2                                             11,200          483,280
--------------------------------------------------------------------------------
Humana, Inc. 1                                           2,200          118,140
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                   1,200           74,676
--------------------------------------------------------------------------------
Manor Care, Inc. 2                                         700           32,844
--------------------------------------------------------------------------------
McKesson Corp.                                          14,300          676,104
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                        1,400           63,420
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                  5,000          299,600
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                         1,800           81,054
--------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                              700           19,355
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                30,182        1,351,550
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                       15,367        1,118,257
                                                                 ---------------
                                                                      6,562,170

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
Abbott Laboratories                                     17,800          776,258
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 2                                    900           21,636
--------------------------------------------------------------------------------
Andrx Corp. 1                                            1,000           23,190
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                22,300          576,678
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                    800           26,384
--------------------------------------------------------------------------------
Johnson & Johnson                                       30,918        1,852,607
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                             4,800           81,600
--------------------------------------------------------------------------------
Merck & Co., Inc.                                       49,800        1,814,214
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                 1,600           32,000
--------------------------------------------------------------------------------
Pfizer, Inc.                                            77,065        1,808,716
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                    500           11,595
--------------------------------------------------------------------------------
Wyeth                                                    8,000          355,280
                                                                 ---------------
                                                                      7,380,158

--------------------------------------------------------------------------------
INDUSTRIALS--13.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Alliant Techsystems, Inc. 1,2                              800           61,080
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                   800           43,864
--------------------------------------------------------------------------------
Boeing Co.                                              19,100        1,564,481

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
General Dynamics Corp.                                  12,400   $      811,704
--------------------------------------------------------------------------------
Honeywell International, Inc.                            2,900          116,870
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                   12,600          903,924
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                  13,100          839,186
--------------------------------------------------------------------------------
Raytheon Co.                                            18,300          815,631
--------------------------------------------------------------------------------
United Technologies Corp.                                5,800          367,836
                                                                 ---------------
                                                                      5,524,576

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
EGL, Inc. 1                                                700           35,140
--------------------------------------------------------------------------------
FedEx Corp.                                              5,700          666,102
--------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                       6,000          493,980
                                                                 ---------------
                                                                      1,195,222

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1,2                                            1,400           35,588
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                    1,800           53,640
--------------------------------------------------------------------------------
Southwest Airlines Co.                                   2,700           44,199
--------------------------------------------------------------------------------
US Airways Group, Inc. 1                                   800           40,432
                                                                 ---------------
                                                                        173,859

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Lennox International, Inc. 2                               700           18,536
--------------------------------------------------------------------------------
Masco Corp. 2                                           20,400          604,656
--------------------------------------------------------------------------------
USG Corp. 1,2                                            1,300           94,809
                                                                 ---------------
                                                                        718,001

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Administaff, Inc.                                          500           17,905
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1,2                        2,000           22,720
--------------------------------------------------------------------------------
Cendant Corp.                                           13,200          215,028
--------------------------------------------------------------------------------
Manpower, Inc.                                           1,400           90,440
--------------------------------------------------------------------------------
Monster Worldwide, Inc. 1                                1,000           42,660
--------------------------------------------------------------------------------
Republic Services, Inc.                                  1,500           60,510
--------------------------------------------------------------------------------
Robert Half International, Inc.                          1,700           71,400
--------------------------------------------------------------------------------
Waste Management, Inc.                                  12,800          459,264
                                                                 ---------------
                                                                        979,927

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                        300           14,601
--------------------------------------------------------------------------------
Granite Construction, Inc. 2                             1,000           45,270
--------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                2,000           34,660
                                                                 ---------------
                                                                         94,531

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.9%
Acuity Brands, Inc. 2                                      900           35,019
--------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                              500           46,460
--------------------------------------------------------------------------------
Emerson Electric Co.                                     8,900          745,909


                              9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
Hubbell, Inc., Cl. B                                       400   $       19,060
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                                7,300          525,673
--------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                       300           13,908
                                                                 ---------------
                                                                      1,386,029

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                  18,200        1,470,014
--------------------------------------------------------------------------------
General Electric Co.                                   112,700        3,714,592
--------------------------------------------------------------------------------
Teleflex, Inc.                                             300           16,206
--------------------------------------------------------------------------------
Tyco International Ltd.                                  9,700          266,750
                                                                 ---------------
                                                                      5,467,562

--------------------------------------------------------------------------------
MACHINERY--2.1%
AGCO Corp. 1,2                                             900           23,688
--------------------------------------------------------------------------------
Caterpillar, Inc.                                        8,500          633,080
--------------------------------------------------------------------------------
Cummins, Inc. 2                                            300           36,675
--------------------------------------------------------------------------------
Danaher Corp.                                            4,300          276,576
--------------------------------------------------------------------------------
Eaton Corp.                                              7,800          588,120
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                      1,200           68,280
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                               17,200          817,000
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                          10,500          449,190
--------------------------------------------------------------------------------
Kaydon Corp. 2                                             400           14,924
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                  500           22,250
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                      200           15,520
--------------------------------------------------------------------------------
SPX Corp. 2                                              1,600           89,520
--------------------------------------------------------------------------------
Toro Co. (The) 2                                           800           37,360
--------------------------------------------------------------------------------
Trinity Industries, Inc. 2                               1,200           48,480
--------------------------------------------------------------------------------
Wabtec Corp.                                               500           18,700
                                                                 ---------------
                                                                      3,139,363

--------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Arkansas Best Corp. 2                                      400           20,084
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       3,400          269,450
--------------------------------------------------------------------------------
CSX Corp.                                                7,500          528,300
--------------------------------------------------------------------------------
Laidlaw International, Inc.                              1,000           25,200
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                     500           26,610
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                        800           46,744
                                                                 ---------------
                                                                        916,388

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc.                      450           10,940
--------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A 2                   500           23,785
--------------------------------------------------------------------------------
WESCO International, Inc. 1,2                              300           20,700
                                                                 ---------------
                                                                         55,425

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--16.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.3%
Cisco Systems, Inc. 1                                   79,500   $    1,552,635
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                      1,100           34,562
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                      400           13,964
--------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                             46,900          113,498
--------------------------------------------------------------------------------
Motorola, Inc.                                          57,300        1,154,595
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                        2,200           48,224
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                          12,500          500,875
--------------------------------------------------------------------------------
Tellabs, Inc. 1                                          2,800           37,268
                                                                 ---------------
                                                                      3,455,621

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.4%
Apple Computer, Inc. 1                                   8,000          456,960
--------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1,2                                        5,300           32,542
--------------------------------------------------------------------------------
Dell, Inc. 1                                            51,100        1,247,351
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                     57,600        1,824,768
--------------------------------------------------------------------------------
International Business Machines Corp.                   18,100        1,390,442
--------------------------------------------------------------------------------
NCR Corp. 1                                              1,200           43,968
--------------------------------------------------------------------------------
Western Digital Corp. 1,2                                7,600          150,556
                                                                 ---------------
                                                                      5,146,587

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 1                            16,100          508,116
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                2,400           77,280
--------------------------------------------------------------------------------
Brightpoint, Inc. 2                                        800           10,824
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                       200           12,114
--------------------------------------------------------------------------------
Plexus Corp. 1                                             900           30,789
--------------------------------------------------------------------------------
Solectron Corp. 1                                       19,700           67,374
--------------------------------------------------------------------------------
Tech Data Corp. 1                                          700           26,817
                                                                 ---------------
                                                                        733,314

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Digital Insight Corp. 1,2                                  400           13,716
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                    400           16,156
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                      5,200           45,032
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                    2,000          838,660
--------------------------------------------------------------------------------
United Online, Inc. 2                                    4,550           54,600
                                                                 ---------------
                                                                        968,164

--------------------------------------------------------------------------------
IT SERVICES--1.3%
Ceridian Corp. 1                                         1,900           46,436
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                                7,600          368,144
--------------------------------------------------------------------------------
Convergys Corp. 1                                        1,400           27,300
--------------------------------------------------------------------------------
First Data Corp.                                        23,000        1,035,920
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                           2,100           95,256
--------------------------------------------------------------------------------
Global Payments, Inc.                                    1,000           48,550


                              10 | GROWTH PORTFOLIO

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
MoneyGram International, Inc. 2                            800   $       27,160
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                          600            9,036
--------------------------------------------------------------------------------
Paychex, Inc.                                            7,600          296,248
                                                                 ---------------
                                                                      1,954,050

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                           34,900          485,459
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.1%
Advanced Micro Devices, Inc. 1                          23,000          561,660
--------------------------------------------------------------------------------
Analog Devices, Inc.                                     5,300          170,342
--------------------------------------------------------------------------------
Applied Materials, Inc.                                 32,000          520,960
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                            900           41,814
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                  20,613          606,022
--------------------------------------------------------------------------------
Intel Corp.                                             93,800        1,777,510
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                    3,000           69,750
--------------------------------------------------------------------------------
Lam Research Corp. 1,2                                   2,200          102,564
--------------------------------------------------------------------------------
LSI Logic Corp. 1,2                                      6,500           58,175
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                        1,400           52,500
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                           800            8,008
--------------------------------------------------------------------------------
Micron Technology, Inc. 1                               27,600          415,656
--------------------------------------------------------------------------------
National Semiconductor Corp.                             9,700          231,345
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                           8,700          185,223
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                        1,700           35,904
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                               3,100           18,228
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                 43,500        1,317,615
--------------------------------------------------------------------------------
Zoran Corp. 1                                              600           14,604
                                                                 ---------------
                                                                      6,187,880

--------------------------------------------------------------------------------
SOFTWARE--3.4%
BEA Systems, Inc. 1                                      7,800          102,102
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                     3,000           71,700
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                           1,900           32,585
--------------------------------------------------------------------------------
Fair Isaac Corp.                                         1,500           54,465
--------------------------------------------------------------------------------
Intuit, Inc. 1                                           1,900          114,741
--------------------------------------------------------------------------------
Microsoft Corp.                                        148,900        3,469,370
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                             300           29,256
--------------------------------------------------------------------------------
Oracle Corp. 1                                          80,400        1,164,996
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A 2                           500           15,335
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                         4,800           90,096
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                   4,500           31,725
                                                                 ---------------
                                                                      5,176,371

--------------------------------------------------------------------------------
MATERIALS--2.7%
--------------------------------------------------------------------------------
CHEMICALS--0.8%
Air Products & Chemicals, Inc.                           5,500          351,560
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                          300           13,071
--------------------------------------------------------------------------------
Hercules, Inc. 1                                         1,000           15,260

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
NewMarket Corp. 2                                          300   $       14,718
--------------------------------------------------------------------------------
OM Group, Inc. 1                                           500           15,425
--------------------------------------------------------------------------------
PPG Industries, Inc.                                     5,300          349,800
--------------------------------------------------------------------------------
Rohm & Haas Co.                                          8,000          400,960
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                        991           13,051
                                                                 ---------------
                                                                      1,173,845

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                      500           23,750
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America 2                               800           17,616
--------------------------------------------------------------------------------
Pactiv Corp. 1                                           2,200           54,450
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                      1,300           55,731
                                                                 ---------------
                                                                        127,797

--------------------------------------------------------------------------------
METALS & MINING--1.8%
AK Steel Holding Corp. 1,2                               4,200           58,086
--------------------------------------------------------------------------------
Carpenter Technology Corp.                                 700           80,850
--------------------------------------------------------------------------------
Chaparral Steel Co. 1,2                                    300           21,606
--------------------------------------------------------------------------------
Commercial Metals Co.                                    1,400           35,980
--------------------------------------------------------------------------------
Freeport-McMoRan Copper
& Gold, Inc., Cl. B                                     11,100          615,051
--------------------------------------------------------------------------------
Nucor Corp.                                             13,600          737,800
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                       6,200          509,392
--------------------------------------------------------------------------------
Quanex Corp. 2                                           1,050           45,224
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                            1,100           91,245
--------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                         400           14,192
--------------------------------------------------------------------------------
Southern Copper Corp. 2                                  3,600          320,868
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                     800           52,592
--------------------------------------------------------------------------------
United States Steel Corp.                                1,000           70,120
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                           1,100           23,045
                                                                 ---------------
                                                                      2,676,051

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp.                                  1,700           37,230
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                       1,000           27,930
                                                                 ---------------
                                                                         65,160

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.                                              15,769          439,797
--------------------------------------------------------------------------------
BellSouth Corp.                                         16,600          600,920
--------------------------------------------------------------------------------
CenturyTel, Inc.                                         2,000           74,300
--------------------------------------------------------------------------------
Citizens Communications Co.                              4,400           57,420
--------------------------------------------------------------------------------
Embarq Corp. 1                                             849           34,801
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                                 94,200          762,078


                              11 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Verizon Communications, Inc.                            13,600   $      455,464
                                                                 ---------------
                                                                      2,424,780

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
Leap Wireless International, Inc. 1                        200            9,490
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                     24,286          485,477
                                                                 ---------------
                                                                        494,967

--------------------------------------------------------------------------------
UTILITIES--1.3%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
American Electric Power Co., Inc.                       17,300          592,525
--------------------------------------------------------------------------------
Edison International, Inc.                               5,300          206,700
--------------------------------------------------------------------------------
Progress Energy, Inc. 2                                  1,800           77,166
                                                                 ---------------
                                                                        876,391

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Constellation Energy Group, Inc.                         2,500          136,300
--------------------------------------------------------------------------------
Mirant Corp. 1,2                                           700           18,760
                                                                 ---------------
                                                                        155,060

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
ONEOK, Inc.                                              1,700           57,868
--------------------------------------------------------------------------------
UGI Corp. 2                                                500           12,310
                                                                 ---------------
                                                                         70,178

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Alliant Energy Corp. 2                                   1,000           34,300
--------------------------------------------------------------------------------
Avista Corp. 2                                             400            9,132
--------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                               2,300           28,750
--------------------------------------------------------------------------------
Duke Energy Corp.                                        6,700          196,779
--------------------------------------------------------------------------------
PG&E Corp.                                              13,900          545,988
                                                                 ---------------
                                                                        814,949
                                                                 ---------------
Total Common Stocks (Cost $139,335,597)                             149,117,146

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1 (Cost $0)                             2,000                4

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
--------------------------------------------------------------------------------
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value $2,439,041,000,
with a maturity value of $2,440,006,454) with
UBS Warburg LLC, 4.75%, dated 6/30/06, to
be repurchased at $546,216 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%, 10/1/35-3/1/36,
with a value of $2,494,907,407
(Cost $546,000)                                   $    546,000   $      546,000
--------------------------------------------------------------------------------
TOtal Investments, at Value
(Excluding Investments Purchased
with Cash Collateral from
Securities Loaned)
(Cost $139,881,597)                                                 149,663,150

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--5.1%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.1% Undivided
interest of 0.77% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a
maturity value of $1,000,444,375) with Bank of
America NA, 5.3325%, dated 6/30/06, to be
repurchased at $7,717,926 on 7/3/06,
collateralized by U.S. Agency Mortgages, 5%,
6/1/35, with a value of $1,020,000,000 3
(Cost $7,714,498)                                    7,714,498        7,714,498

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $147,596,095)                                      104.4%     157,377,648
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS

OF OTHER ASSETS                                           (4.4)      (6,635,524)
                                                  ------------------------------
NET ASSETS                                               100.0%  $  150,742,124
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 5 of accompanying Notes.

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              12 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $147,596,095)--see accompanying statement of investments             $ 157,377,648
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                     1,487
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                     2,529,470
Interest and dividends                                                                                 179,731
Shares of capital stock sold                                                                            28,571
Other                                                                                                    8,267
                                                                                                 --------------
Total assets                                                                                       160,125,174

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                           7,714,498
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                1,514,682
Shares of capital stock redeemed                                                                       126,603
Shareholder communications                                                                               7,694
Directors' compensation                                                                                  6,706
Transfer and shareholder servicing agent fees                                                              862
Other                                                                                                   12,005
                                                                                                 --------------
Total liabilities                                                                                    9,383,050

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $ 150,742,124
                                                                                                 ==============

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                             $      75,341
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         213,627,113
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                      848,080
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                     (73,589,695)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                          9,781,285
                                                                                                 --------------
NET ASSETS--applicable to 75,341,332 shares of capital stock outstanding                         $ 150,742,124
                                                                                                 ==============

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                         $        2.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              13 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Dividends                                                                                        $   1,380,940
---------------------------------------------------------------------------------------------------------------
Interest                                                                                                 9,202
---------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                   7,119
                                                                                                 --------------
Total investment income                                                                              1,397,261

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                        491,300
---------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                  7,500
---------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                               7,221
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                            5,001
---------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                  2,540
---------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                750
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                631
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   18,132
                                                                                                 --------------
Total expenses                                                                                         533,075

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  864,186

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                          5,401,124
Foreign currency transactions                                                                           27,624
                                                                                                 --------------
Net realized gain                                                                                    5,428,748
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                         (1,273,630)
Translation of assets and liabilities denominated in foreign currencies                                (21,278)
                                                                                                 --------------
Net change in unrealized appreciation                                                               (1,294,908)

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $   4,998,026
                                                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              14 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS             YEAR
                                                                                        ENDED            ENDED
                                                                                JUNE 30, 2006     DECEMBER 31,
                                                                                  (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                           $     864,186    $   2,050,401
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   5,428,748       10,325,632
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              (1,294,908)      (3,136,711)
                                                                                -------------------------------
Net increase in net assets resulting from operations                                4,998,026        9,239,322

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                               (2,060,251)      (2,627,028)

---------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions              (12,062,346)     (25,822,020)

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total decrease                                                                     (9,124,571)     (19,209,726)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               159,866,695      179,076,421
                                                                                -------------------------------
End of period (including accumulated net investment income of $848,080 and
  $2,044,145, respectively)                                                     $ 150,742,124    $ 159,866,695
                                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              15 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                               JUNE 30, 2006                                                         DECEMBER 31,
                                                 (UNAUDITED)        2005           2004         2003         2002            2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.97    $   1.88       $   1.74     $   1.39     $   1.73        $   1.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income                                    .01 1       .02 1          .02 1        .02          .02             .02
Net realized and unrealized gain (loss)                  .05         .10            .14          .35         (.34)           (.23)
                                                    --------------------------------------------------------------------------------
Total from investment operations                         .06         .12            .16          .37         (.32)           (.21)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.03)       (.03)          (.02)        (.02)        (.02)           (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   2.00    $   1.97          $1.88     $   1.74     $   1.39        $   1.73
                                                    ================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.85%        6.41%          9.20%      26.81%      (18.97)%        (10.61)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $150,742    $159,867       $179,076     $187,147     $165,493        $242,575
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $158,469    $165,300       $179,018     $170,217     $203,660        $273,890
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.10%       1.24%          1.39%        1.17%        0.96%           0.75%
Total expenses                                          0.68%       0.68% 4,5      0.66% 4      0.67% 4      0.68% 4         0.64% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   37%         81%            78%          86%          88%             76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              16 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Poertfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities


                              17 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to reulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2006, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $71,816,256 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Portfolio will utilize $5,428,748 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Portfolio utilized $8,544,984 of capital loss carryforward to offset realized capital gains.

As of December 31, 2005, the Portfolio had available for federal income tax purposes post-October losses of $29 and unused capital loss carryforwards as follows:

                        EXPIRING
                        -----------------------------
                        2008           $    3,637,887
                        2009               38,285,188
                        2010               28,419,014
                        2011                6,902,886
                                       --------------
                        Total             $77,244,975
                                       ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                              18 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may resul from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            SIX MONTHS ENDED JUNE 30, 2006    YEAR ENDED DECEMBER 31, 2005
                                                    SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold                                               384,329    $    779,878       1,170,139    $  2,210,310
Dividends and/or distributions reinvested        1,025,000       2,060,251       1,420,015       2,627,028
Redeemed                                        (7,374,363)    (14,902,475)    (16,351,175)    (30,659,358)
                                                -----------------------------------------------------------
Net decrease                                    (5,965,034)   $(12,062,346)    (13,761,021)   $(25,822,020)
                                                ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                          PURCHASES              SALES
         -------------------------------------------------------------
         Investment securities          $58,783,244        $73,152,756

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an average annual rate as shown in the following table:

         FEE SCHEDULE
         ----------------------------------------------
         Up to $300 million of net assets        0.625%
         Next $100 million of net assets         0.500
         Over $400 million of net assets         0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.


                              19 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2006, the Portfolio paid $4,999 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Portfolio is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Portfolio on the next business day. Cash collateral may be invested in approved investments and the Portfolio bears the risk of any loss in value of these investments. The Portfolio retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Portfolio had on loan securities valued at $7,695,623, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold". Collateral of $7,714,498 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are sustantial grounds to sustain the district court's rulings.

      The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                              20 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                              21 | GROWTH PORTFOLIO



TOTAL RETURN PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

                           BEGINNING         ENDING         EXPENSES
                           ACCOUNT           ACCOUNT        PAID DURING
                           VALUE             VALUE          6 MONTHS ENDED
                           (1/1/06)          (6/30/06)      JUNE 30, 2006
--------------------------------------------------------------------------------
Actual                     $1,000.00         $1,012.10      $3.35
--------------------------------------------------------------------------------
Hypothetical                1,000.00          1,021.47       3.36

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended June 30, 2006 is as follows:

EXPENSE RATIO
-------------
   0.67%


                           6 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--62.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.5%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
McDonald's Corp.                                       15,500    $      520,800
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
D.R. Horton, Inc.                                      52,000         1,238,640
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                    29,900         1,326,663
                                                                 ---------------
                                                                      2,565,303

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Brunswick Corp.                                        19,400           645,050
--------------------------------------------------------------------------------
MEDIA--1.6%
CBS Corp., Cl. B                                       42,350         1,145,568
--------------------------------------------------------------------------------
Gannett Co., Inc.                                      10,100           564,893
--------------------------------------------------------------------------------
Time Warner, Inc.                                     101,600         1,757,680
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                  17,800           534,000
                                                                 ---------------
                                                                      4,002,141

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
J.C. Penney Co., Inc. (Holding Co.)                     8,600           580,586
--------------------------------------------------------------------------------
Nordstrom, Inc.                                        42,500         1,551,250
--------------------------------------------------------------------------------
Target Corp.                                           21,300         1,040,931
                                                                 ---------------
                                                                      3,172,767

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Gap, Inc. (The)                                        78,900         1,372,860
--------------------------------------------------------------------------------
Limited Brands, Inc.                                   38,700           990,333
                                                                 ---------------
                                                                      2,363,193

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.2%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                    14,500           623,790
--------------------------------------------------------------------------------
PepsiCo, Inc.                                          61,900         3,716,476
                                                                 ---------------
                                                                      4,340,266

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Kroger Co. (The)                                       86,100         1,882,146
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Sara Lee Corp.                                         84,900         1,360,098
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Procter & Gamble Co. (The)                             22,900         1,273,240
--------------------------------------------------------------------------------
TOBACCO--0.5%
Altria Group, Inc.                                     17,100         1,255,653
--------------------------------------------------------------------------------
ENERGY--5.8%
--------------------------------------------------------------------------------
OIL & GAS--5.8%
Apache Corp.                                           31,100         2,122,575
--------------------------------------------------------------------------------
Chevron Corp.                                          35,000         2,172,100
--------------------------------------------------------------------------------
ConocoPhillips                                         59,600         3,905,588
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      52,600         3,227,010
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     18,400         1,532,720

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Valero Energy Corp.                                    12,800    $      851,456
                                                                 ---------------
                                                                     13,811,449

--------------------------------------------------------------------------------
FINANCIALS--15.3%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.7%
E*TRADE Financial Corp. 1                              70,100         1,599,682
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        18,400         2,767,912
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                         35,800         2,332,370
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              10,500           730,380
--------------------------------------------------------------------------------
Morgan Stanley                                         21,400         1,352,694
                                                                 ---------------
                                                                      8,783,038

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.3%
--------------------------------------------------------------------------------
U.S. Bancorp                                          147,300         4,548,624
--------------------------------------------------------------------------------
Wachovia Corp.                                         60,900         3,293,472
                                                                 ---------------
                                                                      7,842,096

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.0%
Bank of America Corp.                                  89,200         4,290,520
--------------------------------------------------------------------------------
CIT Group, Inc.                                        38,800         2,028,852
--------------------------------------------------------------------------------
Citigroup, Inc.                                        96,700         4,664,808
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   83,600         3,511,200
                                                                 ---------------
                                                                     14,495,380

--------------------------------------------------------------------------------
INSURANCE--1.5%
American International Group, Inc.                     36,800         2,173,040
--------------------------------------------------------------------------------
Chubb Corp.                                            19,600           978,040
--------------------------------------------------------------------------------
MBIA, Inc.                                              9,200           538,660
                                                                 ---------------
                                                                      3,689,740

--------------------------------------------------------------------------------
REAL ESTATE--0.5%
Kimco Realty Corp.                                     33,100         1,207,819
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp.                            21,200           807,296
--------------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.5%
Aetna, Inc.                                            13,600           543,048
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                81,900         3,433,248
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  19,000         1,222,270
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                       9,300           463,791
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                35,900         2,575,466
--------------------------------------------------------------------------------
Humana, Inc. 1                                         21,800         1,170,660
--------------------------------------------------------------------------------
McKesson Corp.                                         72,600         3,432,528
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               11,400           510,492
                                                                 ---------------
                                                                     13,351,503

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
Schering-Plough Corp.                                  59,200         1,126,576


                           7 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--10.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Boeing Co.                                              5,000    $      409,550
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  17,800         1,276,972
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 24,900         1,595,094
                                                                 ---------------
                                                                      3,281,616

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
United Parcel Service, Inc., Cl. B                      7,600           625,708
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
American Standard Cos., Inc.                           25,300         1,094,731
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.7%
Avery-Dennison Corp.                                    8,200           476,092
--------------------------------------------------------------------------------
Cintas Corp.                                           15,200           604,352
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                            49,800         1,591,110
--------------------------------------------------------------------------------
Equifax, Inc.                                          45,300         1,555,602
                                                                 ---------------
                                                                      4,227,156

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Rockwell Automation, Inc.                              35,000         2,520,350
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
3M Co.                                                 21,000         1,696,170
--------------------------------------------------------------------------------
General Electric Co.                                   87,400         2,880,704
                                                                 ---------------
                                                                      4,576,874

--------------------------------------------------------------------------------
MACHINERY--1.6%
Eaton Corp.                                            12,200           919,880
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                              21,000           997,500
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                         43,900         1,878,042
                                                                 ---------------
                                                                      3,795,422

--------------------------------------------------------------------------------
ROAD & RAIL--1.8%
Burlington Northern Santa Fe Corp.                     14,500         1,149,125
--------------------------------------------------------------------------------
CSX Corp.                                              23,200         1,634,208
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 28,000         1,490,160
                                                                 ---------------
                                                                      4,273,493

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.5%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.3%
Apple Computer, Inc. 1                                 61,300         3,501,456
--------------------------------------------------------------------------------
Dell, Inc. 1                                          126,700         3,092,747
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   116,700         3,697,056
                                                                 ---------------
                                                                     10,291,259

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
Jabil Circuit, Inc.                                    22,700           581,120
--------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                               9,300           450,492
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Altera Corp. 1                                         68,100         1,195,155
--------------------------------------------------------------------------------
Intel Corp.                                            52,900         1,002,455
                                                                 ---------------
                                                                      2,197,610

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--0.9%
BMC Software, Inc. 1                                   44,800    $    1,070,720
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 11,300           453,582
--------------------------------------------------------------------------------
Microsoft Corp.                                        27,200           633,760
                                                                 ---------------
                                                                      2,158,062

--------------------------------------------------------------------------------
MATERIALS--2.9%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Dow Chemical Co. (The)                                 62,600         2,443,278
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Vulcan Materials Co.                                   21,600         1,684,800
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Temple-Inland, Inc.                                    27,800         1,191,786
--------------------------------------------------------------------------------
METALS & MINING--0.4%
Nucor Corp.                                            19,000         1,030,750
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
MeadWestvaco Corp.                                     23,100           645,183
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.7%
AT&T, Inc.                                            167,142         4,661,590
--------------------------------------------------------------------------------
BellSouth Corp.                                        37,600         1,361,120
--------------------------------------------------------------------------------
Citizens Communications Co.                            86,900         1,134,045
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          126,100         4,223,089
                                                                 ---------------
                                                                     11,379,844

--------------------------------------------------------------------------------
UTILITIES--1.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.7%
FirstEnergy Corp.                                      57,700         3,127,917
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  19,800           848,826
                                                                 ---------------
                                                                      3,976,743
                                                                 ---------------
Total Common Stocks (Cost $143,624,254)                             150,921,831


                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.6%
--------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 5.503%,
11/25/35 2                                       $    230,000           230,262
--------------------------------------------------------------------------------
Argent Securities, Inc., Home Equity
Asset-Backed Securities:
Series 2004-W8, Cl. A2, 5.803%,
5/25/34 2                                             770,000           774,564
Series 2006-W5, Cl. A2B, 5.423%,
5/26/36 2                                             310,000           310,187
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%,
1/15/09                                               530,000           518,881
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates:
Series 2005-B, Cl. AF1, 4.05%, 3/26/35                 19,502            19,435


                           8 | TOTAL RETURN PORTFOLIO

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Centex Home Equity Co. LLC,
Home Equity Loan Asset-Backed
Certificates: Continued
Series 2005-C, Cl. AF1, 4.196%,
6/25/35                                          $    116,223    $      115,658
Series 2005-D, Cl. AV2, 5.593%,
10/25/35 2                                            440,000           440,513
Series 2006-A, Cl. AV2, 5.423%,
5/16/36 2                                             380,000           380,229
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                    70,000            65,871
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates,
Series 2002-B, Cl. FX,
10.421%, 3/22/07 3                                    500,000           508,908
--------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 5.693%,
2/25/33 2                                               8,112             8,124
Series 2005-7, Cl. AF1B, 4.317%,
11/25/35 2                                            130,189           129,578
Series 2005-16, Cl. 2AF2, 5.382%,
5/25/36 2                                             160,000           158,387
Series 2005-17, Cl. 1AF1, 5.523%,
5/25/36 2                                             284,818           285,189
Series 2005-17, Cl. 1AF2, 5.363%,
5/25/36 2                                             110,000           108,858
--------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates,
Home Equity Receivables:
Series 2005-FF10, Cl. A3, 5.533%,
11/25/35 2                                            660,000           660,743
Series 2006-FF5, Cl. 2A1, 5.373%,
5/15/36 2                                             232,999           233,140
Series 2006-FF9, Cl. 2A2, 7/7/36 2,4                  150,000           150,000
Series 2006-FF10, Cl. A3, 5.413%,
7/25/36 2                                             290,000           290,000
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                369,307           365,634
Series 2005-B, Cl. A2, 3.78%, 9/15/07                  81,042            81,001
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
5.527%, 1/20/35 2                                     260,305           260,701
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Asset-Backed
Pass-Through Certificates, Series 2005-2,
Cl. 2A1B, 5.18%, 8/25/35 2                            387,512           385,463

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Litigation Settlement Monetized Fee
Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 5                                        $  1,088,977    $    1,098,549
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.549%,
3/15/16 2                                             690,000           734,563
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I,
Home Equity Receivables,
Series 2005-WMC6, Cl. A2B,
5.583%, 7/25/35 2                                     190,000           190,511
--------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                 144,315           144,097
--------------------------------------------------------------------------------
Option One Mortgage Loan Trust,
Home Equity Mtg. Obligations,
Series 2006-2, Cl. 2A2, 5.435%, 7/1/36 2              490,000           490,000
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%,
11/10/34 2                                            140,000           138,925
Series 2005-1, Cl. A F2, 3.914%,
5/25/35 2                                             100,000            98,766
Series 2005-2, Cl. A F2, 4.415%,
4/25/35 2                                             170,000           167,788
--------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed
Pass-Through Certificates:
Series 2004-RS7, Cl. AI3, 4.45%, 7/25/28              350,000           346,797
Series 2006-RS4, Cl. A1, 5.163%,
7/25/36 2                                             200,000           200,000
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Home Equity Asset-Backed
Securities, Series 2006-2, Cl. A1, 5.383%,
4/25/36 2                                             263,937           264,116
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Asset-Backed Securities:
Series 2003-25XS, Cl. A4, 4.51%,
8/25/33                                                27,731            27,604
Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                                               445,424           443,669
--------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed Certificates:
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 2              60,545            60,370
Series 2006-2, Cl. A2, 5.45%, 7/7/36 2                300,000           300,000
                                                                 ---------------

Total Asset-Backed Securities
(Cost $11,206,194)                                                   11,187,081


                           9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.0%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.9%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.6%
Federal Home Loan Mortgage Corp.:
4.50%, 10/1/18-5/1/19                            $  2,043,562    $    1,932,966
5%, 8/1/33                                          1,160,664         1,089,532
5%, 7/1/36 4                                           29,000            27,088
6.50%, 4/1/18-4/1/34                                  392,210           396,576
7%, 5/1/30-1/1/34                                   2,272,415         2,329,058
8%, 4/1/16                                            185,917           196,651
9%, 8/1/22-5/1/25                                      56,242            60,287
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2055, Cl. ZM, 6.50%, 5/15/28                   218,704           220,831
Series 2080, Cl. Z, 6.50%, 8/15/28                    142,781           143,807
Series 2387, Cl. PD, 6%, 4/15/30                      115,209           115,254
Series 2500, Cl. FD, 5.699%, 3/15/32 2                 69,441            70,067
Series 2526, Cl. FE, 5.599%, 6/15/29 2                101,605           102,161
Series 2551, Cl. FD, 5.481%, 1/15/33 2                 78,553            79,490
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 14.501%, 6/1/26 6                 152,611            37,131
Series 183, Cl. IO, 11.334%, 4/1/27 6                 232,688            58,570
Series 184, Cl. IO, 17.276%, 12/1/26 6                253,415            60,867
Series 192, Cl. IO, 16.047%, 2/1/28 6                  64,831            15,390
Series 200, Cl. IO, 14.938%, 1/1/29 6                  77,664            19,179
Series 2003-118, Cl. S, 11.815%,
12/25/33 6                                            941,646            91,036
Series 2130, Cl. SC, 0.276%, 3/15/29 6                180,406             9,950
Series 2796, Cl. SD, 3.512%, 7/15/26 6                264,724            15,127
Series 2920, Cl. S, (0.636)%, 1/15/35 6             1,155,297            38,468
Series 3000, Cl. SE, (0.768)%, 7/15/25 6            1,278,236            26,309
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.294%,
6/1/26 7                                               62,481            48,907
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-11/1/33                                  2,529,107         2,406,638
5%, 7/1/36 4                                        7,659,000         7,161,165
5.50%, 3/1/33-1/1/34                                4,553,444         4,394,131
5.50%, 7/1/21-7/1/36 4                             11,079,000        10,675,363
6%, 5/1/29-11/1/32                                    797,807           789,128
6%, 7/1/21-7/1/36 4                                 6,333,000         6,301,465
6.50%, 4/1/24-11/1/31                               2,650,241         2,678,714
6.50%, 7/1/36 4                                     1,815,000         1,824,641
7%, 11/1/17-10/1/35                                   845,215           867,019
7.50%, 5/1/07-3/1/33                                1,396,740         1,449,227
8.50%, 7/1/32                                          13,081            14,081
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Grantor Trust, CMO, Trust
2002-T1, Cl. A2, 7%, 11/25/31                         399,794           406,325

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg
Investment Conduit Pass-Through
Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22               $    364,396    $      367,754
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                  388,933           395,591
Trust 2001-50, Cl. NE, 6%, 8/25/30                     65,180            65,374
Trust 2001-51, Cl. OD, 6.50%,
10/25/31                                              508,660           513,238
Trust 2001-70, Cl. LR, 6%, 9/25/30                     92,046            92,015
Trust 2001-72, Cl. NH, 6%, 4/25/30                     43,490            43,424
Trust 2001-74, Cl. PD, 6%, 5/25/30                     17,930            17,876
Trust 2002-77, Cl. WF, 5.652%,
12/18/32 2                                            117,957           119,046
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                 662,000           634,410
Trust 2004-101, Cl. BG, 5%, 1/25/20                   452,000           430,199
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                 250,000           234,336
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25               270,000           252,094
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                 970,000           936,779
Trust 2006-50, Cl. KS, 4.684%, 6/25/36 2              167,428           141,740
Trust 2006-50, Cl. SK, 4.684%, 6/25/36 2              621,894           550,486
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               1,094,604         1,086,535
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg
Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 7.666%,
10/25/23 6                                            198,799            17,693
Trust 2002-47, Cl. NS, 1.932%, 4/25/32 6              315,876            25,010
Trust 2002-51, Cl. S, 2.057%, 8/25/32 6               290,050            22,926
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 15.554%, 6/1/23 6                   509,949           115,216
Trust 240, Cl. 2, 17.651%, 9/1/23 6                   588,293           148,150
Trust 252, Cl. 2, 9.998%, 11/1/23 6                   393,432            97,107
Trust 273, Cl. 2, 16.508%, 8/1/26 6                   115,026            27,196
Trust 319, Cl. 2, 12.293%, 2/1/32 6                   115,692            30,839
Trust 321, Cl. 2, 7.152%, 4/1/32 6                  1,316,762           352,022
Trust 322, Cl. 2, 16.884%, 4/1/32 6                   456,837           119,579
Trust 329, Cl. 2, 10.679%, 1/1/33 6                   503,410           133,950
Trust 331, Cl. 9, 8.06%, 2/1/33 6                     331,293            82,171
Trust 334, Cl. 17, 16.688%, 2/1/33 6                  214,728            54,613
Trust 344, Cl. 2, 9.555%, 12/1/33 6                 1,370,124           363,465
Trust 2001-65, Cl. S, 11.78%, 11/25/31 6              570,029            48,802
Trust 2001-81, Cl. S, 5.531%, 1/25/32 6               136,849             9,932
Trust 2002-52, Cl. SD, (0.691)%,
9/25/32 6                                             353,071            25,589
Trust 2002-77, Cl. SH, 5.839%,
12/18/32 6                                            165,843            14,228
Trust 2002-84, Cl. SA, 12.859%,
12/25/32 6                                            495,202            41,232
Trust 2003-4, Cl. S, 12.602%, 2/25/33 6               323,204            31,354
Trust 2003-33, Cl. SP, 14.996%,
5/25/33 6                                             530,290            54,558


                           10 | TOTAL RETURN PORTFOLIO

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2004-54, Cl. DS, (1.633)%,
11/25/30 6                                       $    274,413    $       11,518
Trust 2005-6, Cl. SE, 0.164%, 2/25/35 6               790,743            27,797
Trust 2005-19, Cl. SA, (0.572)%,
3/25/35 6                                           2,934,920           102,554
Trust 2005-40, Cl. SA, (0.408)%,
5/25/35 6                                             668,292            22,011
Trust 2005-71, Cl. SA, 5.83%,
8/25/25 6                                             807,573            30,905
Trust 2006-33, CL. SP, 16.252%,
5/25/36 6                                           1,510,768           101,505
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.344%,
9/25/23 7                                             153,559           119,368
                                                                 ---------------
                                                                     54,264,786

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                  169,365           173,971
7.50%, 1/15/09-6/15/24                                304,654           316,255
8%, 5/15/17                                            81,405            85,655
8.50%, 8/15/17-12/15/17                                72,694            77,566
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, (4.709)%,
1/16/27 6                                             295,103            14,395
Series 2002-15, Cl. SM, (7.383)%,
2/16/32 6                                             331,622            16,213
Series 2002-76, Cl. SY, (3.751)%,
12/16/26 6                                            671,669            38,415
Series 2004-11, Cl. SM, (6.58)%,
1/17/30 6                                             242,197            11,661
                                                                 ---------------
                                                                        734,131

--------------------------------------------------------------------------------
NON-AGENCY--4.1%
--------------------------------------------------------------------------------
COMMERCIAL--3.7%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg
Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%,
7/10/43                                               490,000           469,447
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                432,441           426,445
--------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                322,967           321,554

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Countrywide Alternative Loan Trust,
CMO, Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                          $    650,089    $      651,325
--------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc.
Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%,
5/1/36                                                721,314           718,924
--------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc.
Mortgage Loan Trust, CMO,
Series 2006-AB3, Cl. A7, 6.36%,
4/25/08                                               220,000           220,000
--------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.619%, 4/29/39 2,3                             95,629            95,749
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%,
7/10/39                                               320,000           309,832
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                               280,000           272,096
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                      143,503           144,736
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                               340,000           325,922
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                               300,000           293,242
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                               120,000           115,150
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                              400,000           385,860
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                       340,000           330,531
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2             1,067,415         1,057,269
Series 2004-6, Cl. 10A1, 6%, 7/25/34                  512,978           508,348
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                      251,000           265,056


                           11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
Residential Accredit Loans, Inc., CMO
Asset-Backed Pass-Through Certificates:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33          $    261,911    $      259,104
Series 2006-QS5, Cl. A2, 6%, 4/25/08                  811,258           808,478
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations,
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                               590,000           572,066
--------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.675%, 5/25/35 2                                     276,684           276,078
--------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO,
Series 2004-DD, Cl. 2A1, 4.513%,
1/25/35 2                                              90,421            90,028
                                                                 ---------------
                                                                      8,917,240

--------------------------------------------------------------------------------
RESIDENTIAL--0.4%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                               767,026           765,349
--------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg
Pass-Through Certificates, Series 2005-10,
Cl. 2-A3B, 5.55%, 1/25/36                             265,669           262,162
                                                                 ---------------
                                                                      1,027,511
                                                                 ---------------

Total Mortgage-Backed
Obligations (Cost $65,909,794)                                       64,943,668

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.7%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%,
10/5/07 8                                             435,000           406,436
--------------------------------------------------------------------------------
Federal National Mortgage Assn
Unsec. Nts., 6%, 5/15/11 9                            350,000           357,918
--------------------------------------------------------------------------------
Tennessee Valley Authority Bonds,
Series A, 6.79%, 5/23/12                            1,730,000         1,840,253
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                       330,000           335,801
8.875%, 8/15/17                                        51,000            66,567
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.875%, 5/15/09-5/31/11                               907,000           899,482
5.125%, 5/15/16                                       216,000           215,814
                                                                 ---------------

Total U.S. Government
Obligations (Cost $4,257,419)                                         4,122,271

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.0%
--------------------------------------------------------------------------------
Ahold Finance USA, Inc., 6.25% Sr.
Unsec. Unsub. Nts., 5/1/09                            390,000           387,075
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31                                         425,000           385,167
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                        365,000           402,128

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
BAE Systems Holdings, Inc.,
4.75% Nts., 8/15/10 3                            $    490,000    $      469,935
--------------------------------------------------------------------------------
Barclays Bank plc,
6.278% Perpetual Bonds 10                             650,000           567,463
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.,
6.875% Sr. Unsec. Nts., 7/15/15                       275,000           251,625
--------------------------------------------------------------------------------
British Telecommunications plc,
8.875% Bonds, 12/15/30                                235,000           289,626
--------------------------------------------------------------------------------
Caesars Entertainment, Inc.,
7.50% Sr. Unsec. Nts., 9/1/09                         495,000           514,277
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10                                      475,000           494,985
--------------------------------------------------------------------------------
Centex Corp., 4.875% Sr. Unsec. Nts.,
8/15/08                                               295,000           288,401
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                  245,000           254,861
--------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr.
Unsec. Unsub. Nts., 4/2/12                            460,000           499,235
--------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub.
Nts., 6/15/32                                         215,000           222,042
--------------------------------------------------------------------------------
Clear Channel Communications,
Inc., 6.25% Nts., 3/15/11                             325,000           319,474
--------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%
Unsec. Nts., 1/15/10                                  565,000           539,358
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                       290,000           271,332
6.125% Nts., 1/15/14                                  245,000           233,360
--------------------------------------------------------------------------------
DaimlerChrysler North America
Holdings Corp., 7.30% Nts., 1/15/12                   470,000           489,646
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                        355,000           391,072
--------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr.
Unsub. Nts., 6/15/10                                  465,000           499,457
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec.
Nts., 10/1/08                                         210,000           205,800
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec.
Nts., 8/1/10                                          465,000           500,462
--------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                        335,000           340,521
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub.
Nts., Series C, 11/15/31                              460,000           494,977
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                        156,000           142,597
9.75% Sr. Unsec. Nts., 9/15/10 3                      820,000           799,666
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                   335,000           337,148
9.393% Unsub. Nts., 12/15/08 2                         69,000            74,249
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                     405,000           390,293
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                            750,000           701,382


                           12 | TOTAL RETURN PORTFOLIO

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 3,10                             $    600,000    $      539,116
--------------------------------------------------------------------------------
HCA, Inc., 5.50% Sr. Unsec. Nts.,
12/1/09                                               390,000           377,776
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11                                  350,000           368,606
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                               500,000           478,001
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts.,
6/15/07 3                                             470,000           472,898
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 3                                            280,000           274,194
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr.
Sec. Nts., 11/14/08 2                                 265,000           273,613
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec.
Nts., 3/1/12                                          535,000           509,287
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub.
Nts., 10/1/15                                         520,000           486,241
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50%
Sr. Nts., 1/15/14                                     415,000           375,575
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/14                                          335,000           296,216
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts., 8/15/33                        275,000           282,387
--------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec.
Nts., 9/1/12                                          400,000           380,549
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub.
Nts., 2/1/13                                          500,000           480,623
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts.,
3/1/09                                                365,000           378,347
--------------------------------------------------------------------------------
Liberty Media Corp.:
5.70% Sr. Unsec. Nts., 5/15/13                        285,000           260,243
7.875% Sr. Nts., 7/15/09                              125,000           130,035
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec.
Nts., 12/1/12                                         485,000           476,964
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                       345,000           300,576
7.125% Sr. Unsec. Nts., 6/15/09                       275,000           283,166
--------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                                180,000           183,745
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 12/1/34                                         244,000           216,561
--------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec.
Unsub. Nts., 4/1/12                                   460,000           468,700
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub.
Nts., Series C, 2/3/14                                265,000           248,173
--------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts.,
6/15/35                                               275,000           246,129
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                               405,000           395,888

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50%
Sr. Sec. Nts., 7/15/08                           $    250,000    $      280,000
--------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                               40,000            40,863
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                    255,000           255,048
6.25% Sr. Unsec. Nts., 11/15/11                        20,000            20,342
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr.
Unsec. Nts., 11/15/10                                 498,000           533,265
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
7.875% Unsec. Unsub. Nts., 2/1/09                     695,000           722,800
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV,
4.623% Sr. Nts., Cl. A1, 6/15/10 3                    736,889           721,000
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 3                   190,550           176,225
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70%
Nts., 6/30/09                                         620,000           599,660
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 3                           510,000           606,952
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                    500,000           600,807
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts.,
11/16/07                                              380,000           377,388
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts.,
7/15/09                                               395,000           381,300
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts.,
6/15/12                                               210,000           194,787
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr.
Unsec. Unsub. Nts., 10/15/07                          132,000           133,865
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts.,
3/1/11                                                485,000           490,654
--------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr.
Unsec. Debs., 2/1/12                                  515,000           594,753
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                           60,000            65,040
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                              440,000           499,215
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08                                               265,000           260,997
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                  335,000           335,639
--------------------------------------------------------------------------------
Tyson Foods, Inc., 7.25% Sr. Unsec. Nts.,
10/1/06                                                95,000            95,290
--------------------------------------------------------------------------------
Univision Communications, Inc., 3.50%
Sr. Unsec. Nts., 10/15/07                             460,000           444,716
--------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                   270,000           235,644
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                 240,000           251,580
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                                  520,000           517,914
--------------------------------------------------------------------------------
Wachovia Bank NA, 5.60% Sub. Nts.,
3/15/16                                               260,000           252,559


                           13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL             VALUE
                                                       AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts.,
1/15/09                                          $    335,000    $      359,288
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts.,
7/1/12                                                325,000           349,990
                                                                 ---------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $32,198,405)                                   31,338,804

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
--------------------------------------------------------------------------------
Undivided interest of 0.06% in joint repurchase agreement
(Principal Amount/Value $2,439,041,000, with a
maturity value of $2,440,006,454) with UBS
WarburgLLC, 4.75%, dated 6/30/06, to be
repurchased at $1,400,554 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%,
10/1/35-3/1/36, with a
value of $2,494,907,407
(Cost $1,400,000)                                   1,400,000         1,400,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $258,596,066)                                     109.6%      263,913,655
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (9.6)      (23,206,018)
                                                 -------------------------------
NET ASSETS                                              100.0%   $  240,707,637
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,664,643 or 1.94% of the Portfolio's net assets as of June 30, 2006.

4. When-issued security or forward commitment to be delivered and settled after June 30, 2006. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of June 30, 2006 was $1,098,549, which represents 0.46% of the Portfolio's net assets. See
Note 8 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,564,633 or 1.07% of the Portfolio's net assets as of June 30, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $168,275 or 0.07% of the Portfolio's net assets as of June 30, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $189,185. See Note 5 of accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           14 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $258,596,066)--see accompanying statement of investments                   $ 263,913,655
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          15,146
---------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                      9,927
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $5,894,773 sold on a when-issued basis or forward commitment)                  8,229,195
Interest, dividends and principal paydowns                                                                 1,022,835
Shares of capital stock sold                                                                                 231,868
Futures margins                                                                                               23,198
Other                                                                                                         10,942
                                                                                                       --------------
Total assets                                                                                             273,456,766

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                      5,237
---------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $32,070,471 purchased on a when-issued basis or forward commitment)      32,464,663
Shares of capital stock redeemed                                                                             215,898
Directors' compensation                                                                                        8,822
Shareholder communications                                                                                     6,700
Transfer and shareholder servicing agent fees                                                                    862
Other                                                                                                         46,947
                                                                                                       --------------
Total liabilities                                                                                         32,749,129

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 240,707,637
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                   $     178,108
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               344,423,821
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                          3,333,441
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                          (112,626,509)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                 5,398,776
                                                                                                       --------------
NET ASSETS--applicable to 178,107,670 shares of capital stock outstanding                              $ 240,707,637
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                               $        1.35

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           15 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                               $   2,577,407
---------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                  1,626,902
                                                                                                       --------------
Total investment income                                                                                    4,204,309

---------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              788,153
---------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   13,583
---------------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                        7,500
---------------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                                     7,464
---------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                  5,002
---------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                        3,121
---------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                      750
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         21,596
                                                                                                       --------------
Total expenses                                                                                               847,169

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                      3,357,140

---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                                6,446,236
Closing and expiration of futures contracts                                                                   (1,951)
Foreign currency transactions                                                                                  2,510
Swap contracts                                                                                                30,777
                                                                                                       --------------
Net realized gain                                                                                          6,477,572
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                               (5,889,464)
Futures contracts                                                                                            (27,984)
Swap contracts                                                                                                (1,355)
                                                                                                       --------------
Net change in unrealized appreciation                                                                     (5,918,803)

---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $   3,915,909
                                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           16 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         SIX MONTHS             YEAR
                                                                                              ENDED            ENDED
                                                                                      JUNE 30, 2006     DECEMBER 31,
                                                                                        (UNAUDITED)             2005
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $    3,357,140    $   6,492,811
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                         6,477,572       12,328,226
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                    (5,918,803)      (6,934,081)
                                                                                     --------------------------------
Net increase in net assets resulting from operations                                      3,915,909       11,886,956

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                     (6,781,966)      (7,041,519)

---------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions                    (17,160,273)     (47,000,208)

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total decrease                                                                          (20,026,330)     (42,154,771)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     260,733,967      302,888,738
                                                                                     --------------------------------
End of period (including accumulated net investment income of $3,333,441
and $6,758,267, respectively)                                                        $  240,707,637    $ 260,733,967
                                                                                     ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                                                         YEAR
                                                           ENDED                                                        ENDED
                                                   JUNE 30, 2006                                                 DECEMBER 31,
                                                     (UNAUDITED)        2005        2004       2003      2002            2001
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  1.37      $ 1.34      $ 1.25     $ 1.07    $ 1.29         $  1.45
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .02 1       .03 1       .03 1      .03       .04             .04
Net realized and unrealized gain (loss)                       --         .03         .09        .19      (.22)           (.14)
                                                         ----------------------------------------------------------------------
Total from investment operations                             .02         .06         .12        .22      (.18)           (.10)
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.04)       (.03)       (.03)      (.04)     (.04)           (.06)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  1.35      $ 1.37      $ 1.34     $ 1.25    $ 1.07         $  1.29
                                                         ======================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          1.21%       4.78%       9.47%     21.10%   (14.45)%         (6.94)%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                  $   241      $  261      $  303     $  328    $  313         $   446
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                         $   254      $  277      $  311     $  313    $  370         $   509
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       2.66%       2.34%       2.00%      2.15%     2.79%           2.33%
Total expenses                                              0.67%       0.69%       0.66%      0.67%     0.66%           0.65%
Expenses after waivers and reduction to
custodian expenses                                          0.67%       0.68%       0.66%      0.67%     0.66%           0.65%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       69% 4      149% 4      144% 4     292%      149%            108%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                                   PURCHASE TRANSACTIONS    SALE TRANSACTIONS
---------------------------------------------------------------------------------------------
Six Months Ended June 30, 2006                              $176,104,738         $187,493,899
Year Ended December 31, 2005                                 557,799,525          563,615,189
Year Ended December 31, 2004                                 739,617,290          758,374,784

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           18 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2006, the Portfolio had purchased $32,070,471 of securities issued on a when-issued basis or forward commitment and sold $5,894,773 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"),


                           19 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio.

      As of June 30, 2006, the Portfolio had available for federal income tax purposes an estimated capital loss carryforward of $112,495,301 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Portfolio will utilize $6,477,572 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Portfolio utilized $11,808,822 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of December 31, 2005, the Portfolio had available for federal income tax purposes post-October losses of $204 and unused capital loss carryforwards as follows:

                       EXPIRING
                       -----------------------------------
                       2009                   $ 48,948,778
                       2010                     70,023,891
                                              ------------
                       Total                  $118,972,669
                                              ============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts


                           20 | TOTAL RETURN PORTFOLIO
equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

 The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                              SIX MONTHS ENDED JUNE 30, 2006     YEAR ENDED DECEMBER 31, 2005
                                                   SHARES             AMOUNT         SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------
Sold                                              664,621       $    907,971      1,145,155      $  1,511,828
Dividends and/or distributions reinvested       4,986,740          6,781,966      5,416,553         7,041,519
Redeemed                                      (18,122,873)       (24,850,210)   (41,964,727)      (55,553,555)
                                              ----------------------------------------------------------------
Net decrease                                  (12,471,512)      $(17,160,273)   (35,403,019)     $(47,000,208)
                                              ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:


                           21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES Continued

                                                 PURCHASES            SALES
            ----------------------------------------------------------------
            Investment securities             $157,575,465     $176,772,127
            U.S. government and
            government agency obligations        9,855,090       11,991,316
            To Be Announced (TBA)
            mortgage-related securities        176,104,738      187,493,899

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an average annual rate as shown in the following table:

            FEE SCHEDULE
            -----------------------------------------------
            Up to $600 million of net assets         0.625%
            Over $600 million of net assets          0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the six months ended June 30, 2006, the Portfolio paid $5,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or


                           22 | TOTAL RETURN PORTFOLIO
payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                                  EXPIRATION    NUMBER OF    VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                   DATES    CONTRACTS      JUNE 30, 2006    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
U.S. Long Bonds                      9/20/06           50       $  5,332,813          $ 10,558
U.S. Treasury Nts., 10 yr.           9/20/06            4            419,438            (4,012)
                                                                                      ---------
                                                                                         6,546
                                                                                      ---------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.        9/7/06            18          2,655,002            14,876
U.S. Treasury Nts., 2 yr.            9/29/06          121         24,536,531            54,953
U.S. Treasury Nts., 5 yr.            9/29/06            1            103,406               122
                                                                                      ---------
                                                                                        69,951
                                                                                      ---------
                                                                                      $ 76,497
                                                                                      =========

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

The Portfolio may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Portfolio pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. The Portfolio also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Portfolio is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                                   ANNUAL
                                                              NOTIONAL AMOUNT    INTEREST
                                                              RECEIVED BY THE   RATE PAID        UNREALIZED
                                                                    FUND UPON      BY THE      APPRECIATION
COUNTERPARTY              REFERENCED DEBT OBLIGATION             CREDIT EVENT        FUND    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          Weyerhaeuser Co.                           $470,000       0.580%           $  (37)
------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                          Arrow Electronics, Inc.                     470,000       0.790              (154)
                          Arrow Electronics, Inc.                     250,000       0.770               218
                          Belo Corp.                                  285,000       0.650             1,085
                          Belo Corp.                                  160,000       0.670               470
                          Belo Corp.                                  315,000       0.675               857
                          Federated Department Stores, Inc.           480,000       0.445              (618)
                                                                                                     -------
                                                                                                     $1,821
                                                                                                     =======


                           23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS Continued

As a seller of a credit default swap contract, the Portfolio receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. The Portfolio also records an increase or decrease to unrealized gain (loss) in an amount equal to the daily valuation. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Portfolio receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss.

Information regarding such credit default swaps as of June 30, 2006 is as follows:

                                                                                          ANNUAL
                                                                                        INTEREST
                                                                    NOTIONAL AMOUNT         RATE
                                                                        PAID BY THE     RECEIVED        UNREALIZED
                                                                          FUND UPON       BY THE      APPRECIATION
COUNTERPARTY              REFERENCED DEBT OBLIGATION                   CREDIT EVENT         FUND    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                          Allied Waste North America, Inc.                 $150,000         2.00%         $   (636)
                          Allied Waste North America, Inc.                  240,000         2.00            (1,018)
                          General Motors Acceptance Corp.                   110,000         2.30              (242)
                          General Motors Corp.                              150,000         6.40               (20)
                          General Motors Corp.                               90,000         6.40               (12)
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                          Countrywide Home Loans, Inc.                      310,000         0.40            (1,399)
                          Countrywide Home Loans, Inc.                      185,000         0.42              (554)
                          General Motors Acceptance Corp.                   320,000         3.15             3,276
                          Hyundai Motor Manufacturing Alabama LLC           200,000         0.40               (15)
                          J.C. Penney Corp., Inc.                           480,000         0.61              (532)
                                                                                                          ---------
                                                                                                          $ (1,152)
                                                                                                          =========

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

The Portfolio may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Portfolio at termination or settlement, is combined and separately disclosed as an asset (liability). The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of June 30, 2006, the Portfolio had entered into the following total return swap agreements:


                           24 | TOTAL RETURN PORTFOLIO

SWAP                                                                      NOTIONAL    TERMINATION       UNREALIZED
COUNTERPARTY                    SWAP DESCRIPTION                            AMOUNT          DATES     APPRECIATION
-------------------------------------------------------------------------------------------------------------------
                                Received or paid monthly. The
                                Counterparty pays the Portfolio a
                                Floating Payment which is the sum
                                of the Notional Amount, the Lehman
                                Brothers CMBS Index Spread and the
                                Financial Spread on the initial
                                Notional Amount for the Swap
                                Interest Accrual Period. In
                                addition, the Counterparty, pays
                                the Portfolio the Total Return
                                Amount if it is a positive value
                                for a given Index Period. If it is
                                a negative, the Portfolio pays the
                                Counterparty the absolute value of
                                the Total Return Amount for a given
Deutsche Bank AG                Index Period, on each Payment Date.      $930,000        12/1/06          $  1,898
-------------------------------------------------------------------------------------------------------------------

                                Received or paid monthly. If the
                                Carry Amount, plus the Spread
                                Return Amount (Spread Change times
                                Duration times Notional Amount), is
                                positive, the Counterparty pays the
                                Portfolio. The payment is based on
                                the Carry Amount which is the
                                Spread on the Lehman Brothers CMBS
                                AAA 8.5+ Index as of the close of
                                one Business Day prior to the
                                Period End Day plus 15 basis points
                                times the Notional Amount times the
Lehman Brothers                 Day Count Basis. If it is negative,
Special Financing,              the Portfolio pays the Counterparty
Inc.                            the absolute value of the Spread
                                Return Amount.                           1,040,000        12/1/06            2,123
                                                                                                          ---------
                                                                                                          $  4,021
                                                                                                          =========

Abbreviation is as follows:
CMBS                            Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion


                           25 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION Continued

as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           26 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           27 | TOTAL RETURN PORTFOLIO



INTERNATIONAL GROWTH FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                     BEGINNING       ENDING       EXPENSES
                                     ACCOUNT         ACCOUNT      PAID DURING
                                     VALUE           VALUE        6 MONTHS ENDED
                                     (1/1/06)        (6/30/06)    JUNE 30, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual            $1,000.00       $1,088.70     $5.40
--------------------------------------------------------------------------------
Non-Service shares Hypothetical       1,000.00        1,019.64      5.22
--------------------------------------------------------------------------------
Service shares Actual                 1,000.00        1,082.60      6.94
--------------------------------------------------------------------------------
Service shares Hypothetical           1,000.00        1,018.15      6.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2006 are as follows:

CLASS                                 EXPENSE RATIOS
-------------------------------------------------------
Non-Service shares                        1.04%
-------------------------------------------------------
Service shares                            1.34

--------------------------------------------------------------------------------


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  June 30, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.2%
Continental AG                                           55,408    $   5,670,988
--------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Bayerische Motoren Werke AG                              38,632        1,929,055
--------------------------------------------------------------------------------
Honda Motor Co.                                          59,720        1,887,544
--------------------------------------------------------------------------------
Porsche AG, Preference                                      689          667,717
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       47,900        2,507,174
                                                                   -------------
                                                                       6,991,490

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Carnival Corp.                                           40,800        1,702,992
--------------------------------------------------------------------------------
William Hill plc                                        133,510        1,546,758
                                                                   -------------
                                                                       3,249,750

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Daito Trust Construction Co. Ltd.                        28,403        1,579,236
--------------------------------------------------------------------------------
Groupe SEB SA                                            17,132        1,889,970
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV               38,700        1,209,267
--------------------------------------------------------------------------------
Sony Corp.                                               40,300        1,778,355
                                                                   -------------
                                                                       6,456,828

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
GS Home Shopping, Inc.                                    7,899          595,287
--------------------------------------------------------------------------------
GUS plc                                                  72,762        1,299,778
                                                                   -------------
                                                                       1,895,065

--------------------------------------------------------------------------------
MEDIA--4.0%
British Sky Broadcasting Group plc                      128,042        1,357,917
--------------------------------------------------------------------------------
Gestevision Telecinco SA                                 21,930          525,930
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                         98,000        1,892,380
--------------------------------------------------------------------------------
Mediaset SpA                                            140,000        1,650,998
--------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                  26,792          541,530
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                           45,524          616,026
--------------------------------------------------------------------------------
Societe Television Francaise 1                           29,910          975,538
--------------------------------------------------------------------------------
Vivendi SA                                               40,940        1,434,783
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                      290,800        1,519,373
                                                                   -------------
                                                                      10,514,475

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Next plc                                                 84,080        2,537,466
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
DSG International plc                                    50,870          179,673
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                            88,600        3,434,800
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                            40,200        1,695,760
                                                                 ---------------
                                                                       5,310,233

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.3%
Burberry Group plc                                       18,835    $     149,769
--------------------------------------------------------------------------------
Compagnie Financiere
Richemont AG, A Shares                                   35,256        1,614,933
--------------------------------------------------------------------------------
Luxottica Group SpA                                      99,800        2,711,270
--------------------------------------------------------------------------------
Puma AG                                                   6,828        2,657,211
--------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                              9,307        1,572,038
                                                                   -------------
                                                                       8,705,221

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.1%
--------------------------------------------------------------------------------
BEVERAGES--2.3%
Carlsberg AS, Cl. B                                      20,200        1,477,284
--------------------------------------------------------------------------------
Foster's Group Ltd.                                     118,971          483,590
--------------------------------------------------------------------------------
Heineken NV                                              30,500        1,293,216
--------------------------------------------------------------------------------
Pernod-Ricard SA                                         13,180        2,612,972
                                                                   -------------
                                                                       5,867,062

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Carrefour SA                                              7,270          426,252
--------------------------------------------------------------------------------
William Morrison Supermarkets plc                       125,770          452,360
--------------------------------------------------------------------------------
Woolworths Ltd.                                          34,999          524,058
                                                                   -------------
                                                                       1,402,670

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Cadbury Schweppes plc                                   107,030        1,032,161
--------------------------------------------------------------------------------
Koninklijke Numico NV                                    16,232          728,523
--------------------------------------------------------------------------------
Nestle SA                                                 3,787        1,189,488
                                                                   -------------
                                                                       2,950,172

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
L'Oreal SA                                               24,450        2,309,495
--------------------------------------------------------------------------------
Safilo SpA 1                                            128,400          605,188
                                                                   -------------
                                                                       2,914,683

--------------------------------------------------------------------------------
ENERGY--5.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.7%
Technip SA                                               81,570        4,517,582
--------------------------------------------------------------------------------
OIL & GAS--3.7%
BG Group plc                                            158,600        2,118,988
--------------------------------------------------------------------------------
BP plc, ADR                                              35,900        2,498,999
--------------------------------------------------------------------------------
Neste Oil Oyj                                            11,125          391,879
--------------------------------------------------------------------------------
Total SA                                                 51,560        3,381,738
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                            28,200        1,175,376
                                                                   -------------
                                                                       9,566,980

--------------------------------------------------------------------------------
FINANCIALS--18.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.8%
3i Group plc                                            139,181        2,320,241
--------------------------------------------------------------------------------
Credit Suisse Group                                      21,061        1,178,334
--------------------------------------------------------------------------------
Mediobanca SpA                                           59,800        1,171,019


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
MLP AG                                                   35,657    $     731,994
--------------------------------------------------------------------------------
UBS AG                                                   17,515        1,919,766
                                                                   -------------
                                                                       7,321,354

--------------------------------------------------------------------------------
COMMERCIAL BANKS--9.2%
Anglo Irish Bank Corp.                                  309,351        4,827,241
--------------------------------------------------------------------------------
Commerzbank AG                                           40,687        1,477,436
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                           88,625        2,095,981
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                    288,000        1,746,522
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                        365        5,103,111
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                  117,017        3,847,407
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                  17,490        2,572,618
--------------------------------------------------------------------------------
UniCredito Italiano SpA 2                               179,100        1,401,957
--------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                97,050          763,411
                                                                   -------------
                                                                      23,835,684

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Collins Stewart Tullett plc                             335,855        4,713,907
--------------------------------------------------------------------------------
INSURANCE--1.7%
Allianz AG                                               11,658        1,840,784
--------------------------------------------------------------------------------
AMP Ltd.                                                192,173        1,303,802
--------------------------------------------------------------------------------
Prudential plc                                          109,350        1,235,513
                                                                   -------------
                                                                       4,380,099

--------------------------------------------------------------------------------
REAL ESTATE--2.3%
Solidere, GDR                                            25,380          552,015
--------------------------------------------------------------------------------
Solidere, GDR 3                                         100,420        2,184,135
--------------------------------------------------------------------------------
Sumitomo Realty &
Development Co. Ltd.                                    131,000        3,245,696
                                                                   -------------
                                                                       5,981,846

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Housing Development Finance
Corp. Ltd.                                               46,600        1,153,664
--------------------------------------------------------------------------------
HEALTH CARE--10.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Marshall Edwards, Inc. 1,4                              210,000          711,900
--------------------------------------------------------------------------------
NicOx SA 1                                              237,210        3,179,669
                                                                   -------------
                                                                       3,891,569

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
Art Advanced Research
Technologies, Inc. 1,3                                  270,100          140,337
--------------------------------------------------------------------------------
Essilor International SA                                 20,530        2,066,576
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                     186,400          663,055
--------------------------------------------------------------------------------
Phonak Holding AG                                        10,588          662,102
--------------------------------------------------------------------------------
Synthes, Inc.                                             9,805        1,182,968
--------------------------------------------------------------------------------
Terumo Corp.                                             50,800        1,695,701

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
William Demant Holding AS 1                              71,600    $   5,352,950
                                                                   -------------
                                                                      11,763,689

--------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
Astellas Pharma, Inc.                                    19,300          708,319
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                      24,646          688,650
--------------------------------------------------------------------------------
H. Lundbeck AS                                           17,900          408,224
--------------------------------------------------------------------------------
NeuroSearch AS 1                                         40,900        1,185,233
--------------------------------------------------------------------------------
Novogen Ltd. 1                                        1,089,513        1,971,460
--------------------------------------------------------------------------------
Roche Holdings AG                                         9,223        1,524,656
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                        26,185        2,555,435
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                      62,000        1,105,208
--------------------------------------------------------------------------------
SkyePharma plc 1                                        709,442          400,133
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                           27,100        1,686,054
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                            12,200          385,398
                                                                   -------------
                                                                      12,618,770

--------------------------------------------------------------------------------
INDUSTRIALS--16.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.8%
Empresa Brasileira de Aeronautica SA                    400,126        3,657,830
--------------------------------------------------------------------------------
Qinetiq plc 1                                           339,000        1,108,017
                                                                   -------------
                                                                       4,765,847

--------------------------------------------------------------------------------
AIRLINES--0.9%
easyJet plc 1                                           326,316        2,322,140
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.2%
BTG plc 1                                               387,444          967,231
--------------------------------------------------------------------------------
Capita Group plc                                        532,850        4,547,410
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                        80,200        2,000,307
--------------------------------------------------------------------------------
Randstad Holding NV                                      13,300          779,801
                                                                   -------------
                                                                       8,294,749

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Koninklijke Boskalis Westminster NV                      12,597          854,752
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                   69,391          894,646
--------------------------------------------------------------------------------
Vinci SA                                                 11,690        1,204,392
                                                                   -------------
                                                                       2,953,790

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--3.6%
ABB Ltd.                                                496,358        6,455,435
--------------------------------------------------------------------------------
Ceres Power Holdings plc 1                              145,370          639,793
--------------------------------------------------------------------------------
Ushio, Inc.                                             108,000        2,286,963
                                                                   -------------
                                                                       9,382,191

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.8%
Aalberts Industries NV                                   70,253        5,162,292
--------------------------------------------------------------------------------
Siemens AG                                               23,333        2,030,890
                                                                   -------------
                                                                       7,193,182


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--1.3%
Hyundai Heavy Industries Co. Ltd.                        16,713    $   1,876,084
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                   32,073        1,446,628
                                                                   -------------
                                                                       3,322,712

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.5%
Bunzl plc                                               175,430        2,003,218
--------------------------------------------------------------------------------
Wolseley plc                                             87,190        1,923,510
                                                                   -------------
                                                                       3,926,728

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
Nokia Oyj                                                59,400        1,201,881
--------------------------------------------------------------------------------
Tandberg ASA                                            306,000        2,531,607
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                              1,616,400        5,345,513
                                                                   -------------
                                                                       9,079,001

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
Benq Corp. 1                                          1,817,000        1,127,996
--------------------------------------------------------------------------------
Logitech International SA 1                              44,109        1,702,953
                                                                   -------------
                                                                       2,830,949

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.2%
Electrocomponents plc                                    31,430          134,695
--------------------------------------------------------------------------------
Hoya Corp.                                               74,500        2,663,324
--------------------------------------------------------------------------------
Keyence Corp.                                             7,590        1,937,957
--------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                          75,312        1,592,582
--------------------------------------------------------------------------------
Nidec Corp.                                              30,300        2,181,997
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                           45,000          906,682
--------------------------------------------------------------------------------
Omron Corp.                                              56,686        1,443,898
                                                                   -------------
                                                                      10,861,135

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
United Internet AG 5                                     64,188          916,000
--------------------------------------------------------------------------------
Yahoo Japan Corp.                                         1,268          671,451
                                                                   -------------
                                                                       1,587,451

--------------------------------------------------------------------------------
IT SERVICES--1.0%
Infosys Technologies Ltd.                                37,822        2,543,660
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.2%
Canon, Inc.                                              65,250        3,198,641
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
ASM International NV 1                                   72,600        1,135,464
--------------------------------------------------------------------------------
Samsung Electronics Co.                                   1,773        1,131,490
                                                                   -------------
                                                                       2,266,954

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--2.5%
Autonomy Corp. plc 1                                    229,536    $   1,738,182
--------------------------------------------------------------------------------
Business Objects SA 1                                    20,270          553,009
--------------------------------------------------------------------------------
Enix Corp.                                               34,200          711,255
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                        13,000        2,188,582
--------------------------------------------------------------------------------
Sage Group plc (The)                                    302,900        1,292,494
                                                                   -------------
                                                                       6,483,522

--------------------------------------------------------------------------------
MATERIALS--5.6%
--------------------------------------------------------------------------------
CHEMICALS--2.0%
Filtrona plc                                            236,845        1,274,514
--------------------------------------------------------------------------------
Nufarm Ltd.                                             122,383          923,072
--------------------------------------------------------------------------------
Sika AG 1                                                 1,679        1,867,768
--------------------------------------------------------------------------------
Syngenta AG 1                                             8,780        1,167,028
                                                                   -------------
                                                                       5,232,382

--------------------------------------------------------------------------------
METALS & MINING--3.6%
Companhia Vale do Rio Doce,
Sponsored ADR                                           145,400        2,992,332
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                            20,500        3,773,544
--------------------------------------------------------------------------------
Rio Tinto plc                                            46,771        2,453,741
                                                                   -------------
                                                                       9,219,617

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
KDDI Corp.                                                  292        1,801,828
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                 22,230          520,627
--------------------------------------------------------------------------------
Vodafone Group plc                                      869,321        1,852,715
                                                                   -------------
                                                                       4,175,170

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                               69,400        1,775,317
                                                                   -------------
Total Common Stocks
(Cost $194,077,253)                                                  255,626,385

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc.:
Preference 1                                            360,333          187,220
Series 2, Preference 1                                  113,634           59,041
                                                                   -------------
Total Preferred Stocks
(Cost $451,731)                                                          246,261

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Ortivus AB, Cl. B Rts.,
Exp. 7/7/06 1 (Cost $0)                                 186,400            5,180


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                      PRINCIPAL            VALUE
                                                         AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
--------------------------------------------------------------------------------
Undivided interest of 0.15% in joint repurchase
agreement (Principal Amount/Value $2,439,041,000,
with a maturity value of $2,440,006,454) with
UBS Warburg LLC, 4.75%, dated 6/30/06, to
be repurchased at $3,550,405 on 7/3/06,
collateralized by Federal National
Mortgage Assn., 5%-6%, 10/1/35-3/1/36,
with a value of $2,494,907,407
(Cost $3,549,000)                                    $3,549,000   $    3,549,000
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned) (Cost $198,077,984)                               259,426,826

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--0.1%
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.02% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,444,375) with
Bank of America NA, 5.3325%, dated 6/30/06,
to be repurchased at $231,303 on 7/3/06,
collateralized by U.S. Agency Mortgages,
5%, 6/1/35, with a value of
$1,020,000,0006 (Cost$231,200)                          231,200          231,200

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $198,309,184)                                        99.9%     259,658,026
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             0.1          259,195
                                                     ---------------------------
NET ASSETS                                                100.0%  $  259,917,221
                                                     ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,324,472 or 0.89% of the Fund's net assets as of June 30, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $711,900, which represents 0.27% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

5. Partial or fully-loaned security. See Note 7 of accompanying Notes.

6. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE      PERCENT
--------------------------------------------------------------------------------
United Kingdom                                        $  48,637,380        18.7%
Japan                                                    46,074,708        17.7
France                                                   29,680,029        11.4
Switzerland                                              22,037,469         8.5
Germany                                                  17,922,075         6.9
The Netherlands                                          11,163,315         4.3
Sweden                                                    9,448,548         3.6
Denmark                                                   8,423,691         3.2
Italy                                                     8,303,843         3.2
India                                                     7,312,678         2.8
Australia                                                 7,258,184         2.8
Brazil                                                    6,650,162         2.6
United States                                             6,195,092         2.4
Ireland                                                   4,827,241         1.9
Spain                                                     4,221,997         1.6
Korea, Republic of South                                  4,123,488         1.6
South Africa                                              3,773,544         1.5
Finland                                                   3,369,077         1.3
Lebanon                                                   2,736,150         1.1
Norway                                                    2,531,607         1.0
Mexico                                                    1,892,380         0.7
Bermuda                                                   1,175,376         0.5
Taiwan                                                    1,127,996         0.4
Canada                                                      386,598         0.2
Israel                                                      385,398         0.1
                                                      --------------------------
Total                                                 $ 259,658,026       100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $198,309,184)--see accompanying statement of investments                                  $ 259,658,026
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        126,522
------------------------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $3,829)                                                                                        3,829
------------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                                         9,936
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                                                674,404
Interest and dividends                                                                                                      336,819
Investments sold                                                                                                             29,602
Other                                                                                                                         8,214
                                                                                                                      --------------
Total assets                                                                                                            260,847,352

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                                  231,200
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                       511,829
Shares of capital stock redeemed                                                                                            119,075
Foreign capital gains tax                                                                                                    24,872
Distribution and service plan fees                                                                                           11,815
Shareholder communications                                                                                                    8,281
Directors' compensation                                                                                                       5,965
Transfer and shareholder servicing agent fees                                                                                 1,763
Other                                                                                                                        15,331
                                                                                                                      --------------
Total liabilities                                                                                                           930,131

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                            $ 259,917,221
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                                  $     163,178
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                              239,435,984
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                             (59,281)
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                          (40,949,278)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                                        61,326,618
                                                                                                                      --------------
NET ASSETS                                                                                                            $ 259,917,221
                                                                                                                      ==============

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $240,731,511 and 151,523,236 shares of capital stock outstanding)                             $        1.59
------------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $19,185,710 and 11,654,777 shares of capital stock outstanding)                               $        1.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2006
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $290,840)                                                               $  2,859,621
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                    127,170
                                                                                                                       ------------
Total investment income                                                                                                   2,986,791

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                           1,222,764
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                           22,366
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                            5,029
Service shares                                                                                                                5,004
------------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                            8,245
Service shares                                                                                                                  650
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                  18,859
------------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                       2,593
------------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                     750
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                        14,860
                                                                                                                       ------------
Total expenses                                                                                                            1,301,120
Less reduction to custodian expenses                                                                                             (9)
                                                                                                                       ------------
Net expenses                                                                                                              1,301,111
                                                                                                                       ------------

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                     1,685,680

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                                                 536,871
Foreign currency transactions                                                                                               214,792
                                                                                                                       ------------
Net realized gain                                                                                                           751,663
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $24,872)                                                                 5,932,314
Translation of assets and liabilities denominated in foreign currencies                                                   9,731,113
                                                                                                                       ------------
Net change in unrealized appreciation                                                                                    15,663,427

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $ 18,100,770
                                                                                                                       ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     SIX MONTHS                YEAR
                                                                                                          ENDED               ENDED
                                                                                                  JUNE 30, 2006        DECEMBER 31,
                                                                                                    (UNAUDITED)                2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                             $   1,685,680       $     964,538
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                       751,663           6,882,310
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                15,663,427          11,089,272
                                                                                                  ----------------------------------
Net increase in net assets resulting from operations                                                 18,100,770          18,936,120

------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                                   (1,448,988)           (967,917)
Service shares                                                                                          (65,579)            (95,115)

------------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Non-Service shares                                                                                   22,214,155          76,409,425
Service shares                                                                                        1,968,204           1,504,759

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                       40,768,562          95,787,272
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                 219,148,659         123,361,387
                                                                                                  ----------------------------------
End of period (including accumulated net investment loss of $59,281 and $230,394, respectively)   $ 259,917,221       $ 219,148,659
                                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                              YEAR
                                                          ENDED                                                             ENDED
                                                  JUNE 30, 2006                                                      DECEMBER 31,
NON-SERVICE SHARES                                  (UNAUDITED)         2005          2004         2003        2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   1.47      $   1.30      $   1.12      $  0.76     $  1.07      $   1.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .01 1         .01 1         .01 1         -- 2       .01           .01
Net realized and unrealized gain (loss)                    .12           .17           .19          .37        (.31)         (.39)
                                                      ------------------------------------------------------------------------------
Total from investment operations                           .13           .18           .20          .37        (.30)         (.38)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.01)         (.01)         (.02)        (.01)       (.01)           -- 2
Distributions from net realized gain                        --            --            --           --          --          (.29)
                                                      ------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders      (.01)         (.01)         (.02)        (.01)       (.01)         (.29)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   1.59      $   1.47      $   1.30      $  1.12     $  0.76      $   1.07
                                                      ==============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        8.87%        14.06%        17.86%       50.13%     (28.51) %     (24.31)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $240,731      $203,172      $110,679      $92,027     $62,091      $ 99,831
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $229,227      $115,108      $ 96,388      $70,042     $83,511      $117,814
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.40%         0.78%         0.64%        0.37%       1.17%         0.69%
Total expenses                                            1.04% 5       1.09% 5       1.08% 5      1.12% 5     1.12%  5      1.05% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      4%           28%           30%          71%         40%           44%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                     SIX MONTHS                                                               YEAR
                                                          ENDED                                                              ENDED
                                                  JUNE 30, 2006                                                       DECEMBER 31,
SERVICE SHARES                                      (UNAUDITED)        2005           2004          2003       2002         2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.53     $  1.34        $  1.16        $ 0.81    $  1.08        $  1.22
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .01 2       .01 2           -- 2,3       .01        .01             -- 3
Net realized and unrealized gain (loss)                     .12         .19            .20           .35       (.27)          (.14)
                                                        ----------------------------------------------------------------------------
Total from investment operations                            .13         .20            .20           .36       (.26)          (.14)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.01)       (.01)          (.02)         (.01)      (.01)            --
Distributions from net realized gain                         --          --             --            --         --             --
                                                        ----------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.01)       (.01)          (.02)         (.01)      (.01)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  1.65     $  1.53        $  1.34        $ 1.16    $  0.81        $  1.08
                                                        ============================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                         8.26%      14.95%         17.15%        45.53%    (24.51)   %    (11.48)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $19,186     $15,977        $12,682        $5,583    $   910        $   103
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $18,059     $13,609        $ 9,071        $2,205    $   603        $    36
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                               1.10%       0.50%          0.37%         0.03%     (0.03)   %      0.28%
Total expenses                                             1.34%       1.40%          1.34%         1.36%      1.41%          1.20%
Expenses after payments and waivers
and reduction to custodian expenses                        1.34%       1.40%          1.34%         1.36%      1.34%          1.20%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       4%         28%            30%           71%        40%            44%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized


                 16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of June 30, 2006, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $40,157,644 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2006, it is estimated that the Fund will utilize $751,663 of capital loss carryforward to offset realized capital gains. During the year ended December 31, 2005, the Fund utilized $6,302,052 of capital loss carryforward to offset realized capital gains.

As of December 31, 2005, the Fund had available for federal income tax purposes post-October losses of $16,156 and unused capital loss carryforwards as follows:

                   EXPIRING
                   ----------------------------
                   2009             $ 8,578,529
                   2010              12,564,594
                   2011              19,750,028
                                    -----------
                   Total            $40,893,151
                                    ===========

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the


                  17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At June 30, 2006, the Fund had $7 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 280 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                             SIX MONTHS ENDED JUNE 30, 2006       YEAR ENDED DECEMBER 31, 2005
                                                    SHARES           AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            22,604,839    $  36,219,233       68,499,953       $97,923,797
Dividends and/or distributions reinvested          928,839        1,448,988          733,270           967,917
Redeemed                                        (9,771,686)     (15,454,066)     (16,905,603)       (22,482,28)
                                                ---------------------------------------------------------------
Net increase                                    13,761,992    $  22,214,155       52,327,620       $76,409,425
                                                ===============================================================


                 18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                             SIX MONTHS ENDED JUNE 30, 2006      YEAR ENDED DECEMBER 31, 2005
                                                    SHARES           AMOUNT             SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             2,054,886    $   3,383,795          4,283,454    $ 5,886,979
Dividends and/or distributions reinvested           40,732           65,579             69,427         95,115
Redeemed                                          (906,672)      (1,481,170)        (3,327,188)    (4,477,335)
                                                 -------------------------------------------------------------
Net increase                                     1,188,946    $   1,968,204          1,025,693    $ 1,504,759
                                                 =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2006, were as follows:

                                                     PURCHASES           SALES
                   -----------------------------------------------------------
                   Investment securities           $31,872,158      $9,627,943

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                   FEE SCHEDULE
                   ----------------------------------------------------
                   Up to $250 million of net assets               1.00%
                   Over $250 million of net assets                0.90

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2006, the Fund paid $10,000 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                 19 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2006, the Fund had outstanding foreign currency contracts as follows:
                                       CONTRACT
                          EXPIRATION     AMOUNT   VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION            DATE     (000s)     JUNE 30, 2006   APPRECIATION
--------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Swiss Franc (CHF)             7/3/06        626CHF       $512,010         $9,936

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                        ACQUISITION               VALUATION AS OF     UNREALIZED
SECURITY                       DATE        COST     JUNE 30, 2006   DEPRECIATION
--------------------------------------------------------------------------------
Marshall Edwards, Inc.     12/28/05  $1,496,007          $711,900       $784,107
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2006, the Fund had on loan securities valued at $229,135, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $231,200 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.


                 20 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 21 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 22 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
       Brian W. Wixted
       Principal Financial Officer
Date:  08/08/2006